Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 05, 2011	Jul. 03, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Thermo Fisher Scientific Inc.
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19,341,481,000
Entity Common Stock, Shares Outstanding		390,607,016

Consolidated Statement of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Product revenues	$ 9,141.2	$ 8,528.5	$ 8,842.3
Service revenues	1,429	1,383.1	1,470.9
Total revenues	10,570.2	9,911.6	10,313.2
Costs and Operating Expenses:
Cost of product revenues	5,393.5	5,156.3	5,302.6
Cost of service revenues	879.5	857.5	917.5
Selling, general and administrative expenses	2,746	2,592.7	2,616.2
Research and development expenses	284.8	243.8	247.2
Restructuring and other costs, net	60.4	59.2	35.4
Total costs and operating expenses	9,364.2	8,909.5	9,118.9
Operating Income	1,206	1,002.1	1,194.3
Other Expense, Net	(100.3)	(121.7)	(101.4)
Income from Continuing Operations Before Provision for Income Taxes	1,105.7	880.4	1,092.9
Provision for Income Taxes	(108.7)	(57.2)	(138.9)
Income from Continuing Operations	997	823.2	954
Income from Discontinued Operations (net of income tax provision of $22.8, $18.6 and $13.7, respectively)	36.1	28.1	21.4
Gain (Loss) on Disposal of Discontinued Operations, Net (net of income tax provision of $1.5 and $3.5 in 2010 and 2008, respectively, and income tax benefit of $0.6 in 2009)	2.5	(1)	5.5
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Earnings per Share from Continuing Operations
Basic	$ 2.47	$ 2	$ 2.28
Diluted	$ 2.44	$ 1.95	$ 2.19
Earnings per Share
Basic	$ 2.57	$ 2.06	$ 2.34
Diluted	$ 2.53	$ 2.01	$ 2.25
Weighted Average Shares
Basic	403.3	412.4	418.2
Diluted	409.4	422.8	434.7

Consolidated Statement of Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ 22.8	$ 18.6	$ 13.7
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ 1.5	$ (0.6)	$ 3.5

Consolidated Balance Sheet (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 917.1	$ 1,564.1
Short-term investments, at quoted market value	8.9	7.1
Accounts receivable, less allowances of $39.2 and $46.4	1,473.8	1,375.7
Inventories	1,172.9	1,129.4
Deferred tax assets	181.3	143.4
Other current assets	381	311.2
Total current assets	4,135	4,530.9
Property, Plant and Equipment, at Cost, Net	1,360.2	1,285.9
Acquisition-related Intangible Assets, Net	5,913.7	6,192.4
Other Assets	944.8	908.8
Goodwill	8,995.7	8,707
Total Assets	21,349.4	21,625
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	105.8	117.5
Accounts payable	546.7	529.8
Accrued payroll and employee benefits	304.5	280.3
Accrued income taxes	59.2	28.4
Deferred revenue	158.2	139.8
Other accrued expenses	535.4	543.5
Total current liabilities	1,709.8	1,639.3
Deferred Income Taxes	1,626.1	1,871.1
Other Long-term Liabilities	621.2	617.8
Long-term Obligations	2,031.3	2,064
Commitments and Contingencies (Note 10)
Incremental Convertible Debt Obligation	0	1.9
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 401,779,152 and 423,875,260 shares issued	401.8	423.9
Capital in excess of par value	10,019.7	11,140.7
Retained earnings	5,386.4	4,350.8
Treasury stock at cost, 10,409,268 and 14,564,637 shares	(490.5)	(576.5)
Accumulated other comprehensive items	43.6	92
Total shareholders' equity	15,361	15,430.9
Total Liabilities & Shareholders' Equity	$ 21,349.4	$ 21,625

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheet Parenthetical [Abstract]
Accounts Receivable Allowances	$ 39.2	$ 46.4
Preferred Stock, $100 Par Value - Par Value	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued	0	0
Common Stock, $1 Par Value - Par Value	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued	401,779,152	423,875,260
Treasury Stock at Cost - Shares	10,409,268	14,564,637

Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Income from discontinued operations	(36.1)	(28.1)	(21.4)
Loss (gain) on disposal of discontinued operations	(2.5)	1	(5.5)
Income from continuing operations	997	823.2	954
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	746	762.9	768.4
Change in deferred income taxes	(267.6)	(243)	(122.2)
Non-cash stock-based compensation	81.8	67	56.4
Non-cash interest expense on convertible debt	9.1	22.5	21.6
Non-cash charges for sale of inventories revalued at the date of acquisition	11.4	3.7	1
Tax benefits from stock-based compensation awards	(12.8)	(2.6)	(25.4)
Other non-cash expenses, net	63.7	63.8	48.6
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(80)	124.7	(49.9)
Inventories	(27.7)	108.4	(49.1)
Other assets	(80.9)	(17.4)	(40.9)
Accounts payable	2.5	(45.2)	(123.1)
Other liabilities	34.3	(14.4)	(30.4)
Contributions to retirement plans	(24.4)	(41.1)	(20.7)
Net cash provided by continuing operations	1,452.4	1,612.5	1,388.3
Net cash provided by discontinued operations	45.4	46.7	31.9
Net cash provided by operating activities	1,497.8	1,659.2	1,420.2
Investing Activities
Acquisitions, net of cash acquired	(606.2)	(637.3)	(201.5)
Purchase of property, plant and equipment	(257.8)	(200)	(251.4)
Proceeds from sale of property, plant and equipment	10.2	13.4	15.4
Proceeds from sale of businesses, net of cash divested	0	4.4	3.5
Other investing activities, net	(1.5)	(2.5)	(10.9)
Net cash used in continuing operations	(855.3)	(822)	(444.9)
Net cash used in discontinued operations	(3.6)	(7.5)	(5.1)
Net cash used in investing activities	(858.9)	(829.5)	(450)
Financing Activities
Net proceeds from issuance of long-term debt	741.4	748.2	0
Settlement of convertible debt	(600.8)	(615.5)	(4.7)
Redemption and repayment of long-term obligations	(505.4)	(311.5)	(131.4)
Purchases of company common stock	(1,012.5)	(414.6)	(187.4)
Net proceeds from issuance of company common stock	77.3	54.4	85.1
Tax benefits from stock-based compensation awards	12.8	2.6	25.4
Decrease in short-term notes payable	(7.9)	(21.1)	(15.4)
Net cash used in financing activities	(1,295.1)	(557.5)	(228.4)
Exchange Rate Effect on Cash	9.2	11.4	(86.4)
Increase (Decrease) in Cash and Cash Equivalents	(647)	283.6	655.4
Cash and Cash Equivalents at Beginning of Year	1,564.1	1,280.5	625.1
Cash and Cash Equivalents at End of Year	$ 917.1	$ 1,564.1	$ 1,280.5

Consolidated Statement of Comprehensive Income (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive Income
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Other Comprehensive Items:
Currency translation adjustment	(27.2)	198.8	(431.6)
Unrealized gains (losses) on available-for-sale investments (net of tax provision of $0.5, $0.9 and $0.3)	1	2.2	(1.3)
Unrealized gains on hedging instruments (net of tax provision of $0.1, $0.1 and $0.2)	0.2	0.2	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit of $9.7 and $63.6 in 2010 and 2008, respectively, and tax provision of $20.9 in 2009)	(22.4)	36.6	(101.5)
Total other comprehensive items	(48.4)	237.8	(534.2)
Total Comprehensive Income	$ 987.2	$ 1,088.1	$ 446.7

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement Of Comprehensive Income Parenthetical [Abstract]
Tax benefit (provision) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ (0.5)	$ (0.9)	$ (0.3)
Tax benefit (provision) on unrealized gains on hedging instruments included in other comprehensive income	(0.1)	(0.1)	(0.2)
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 9.7	$ (20.9)	$ 63.6

Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Common Stock, $1 Par Value	Capital in Excess of Par Value	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Items
Balance at beginning of year at Dec. 31, 2007		$ 439.3	$ 12,273.6	$ 2,519.6	$ (1,157.3)	$ 388.4
Issuance of shares for conversion of debt		0.1
Retirement of treasury shares		(25)	(1,193.2)		1,218.2
Issuance of shares upon exercise of warrants		3.3	12.7
Issuance of shares under employees' and directors' stock plans		4.1	88.2
Settlement of convertible debt			(0.2)
Stock-based compensation	56.4		57.1
Tax benefit related to employees' and directors' stock plans	25.1		25.1
Reclassification from temporary equity			38
Net Income	980.9			980.9
Purchases of company common stock	(187.4)				(187.4)
Other comprehensive items	(534.2)					(534.2)
Shares received for exercise of warrants					(16)
Activity under employees' and directors' stock plans					(8.8)
Balance at end of year at Dec. 31, 2008	14,926.5	421.8	11,301.3	3,500.5	(151.3)	(145.8)
Retirement of treasury shares		0	0		0
Issuance of shares under employees' and directors' stock plans		2.1	63.4
Settlement of convertible debt			(312.8)
Stock-based compensation	67		68.1
Tax benefit related to employees' and directors' stock plans	(1.6)		(1.6)
Reclassification from temporary equity			22.3
Net Income	850.3			850.3
Purchases of company common stock	(414.6)				(414.6)
Other comprehensive items	237.8					237.8
Activity under employees' and directors' stock plans					(10.6)
Balance at end of year at Dec. 31, 2009	15,430.9	423.9	11,140.7	4,350.8	(576.5)	92
Retirement of treasury shares		(25)	(1,081.3)		1,106.3
Issuance of shares under employees' and directors' stock plans		2.9	80.5
Settlement of convertible debt			(216.1)
Stock-based compensation	81.8		83.1
Tax benefit related to employees' and directors' stock plans	10.9		10.9
Reclassification from temporary equity			1.9
Net Income	1,035.6			1,035.6
Purchases of company common stock	(1,012.5)				(1,012.5)
Other comprehensive items	(48.4)					(48.4)
Activity under employees' and directors' stock plans					(7.8)
Balance at end of year at Dec. 31, 2010	$ 15,361	$ 401.8	$ 10,019.7	$ 5,386.4	$ (490.5)	$ 43.6

Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common Stock, $1 Par Value - Par Value	$ 1	$ 1
Shares Issued at End of Year	401,779,152	423,875,260
Treasury Stock, Shares at End of Year	10,409,268	14,564,637
Common Stock, $1 Par Value
Shares Issued at Beginning of Year	423,875,260	421,791,009	439,340,851
Issuance of shares for conversion of debt - shares issued	0	0	74,089
Retirement of treasury shares - shares retired	(25,000,000)	0	(25,000,000)
Issuance of shares upon exercise of warrants - shares issued	0	0	3,307,170
Issuance of shares under employees' and directors' stock plans - shares issued	2,903,892	2,084,251	4,068,899
Shares Issued at End of Year	401,779,152	423,875,260	421,791,009
Treasury Stock
Treasury Stock, Shares at Beginning of Year	14,564,637	3,825,245	24,102,880
Retirement of treasury shares - shares retired	(25,000,000)	0	(25,000,000)
Purchases of company stock - shares purchased	20,687,916	10,463,757	4,273,950
Shares received for exercise of warrants - shares received			280,540
Activity under employees' and directors' stock plans - shares received	156,715	275,635	167,875
Treasury Stock, Shares at End of Year	10,409,268	14,564,637	3,825,245

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Nature of Operations and Significant Accounting Policies Disclosure [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

Note 1.       Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

       Thermo Fisher Scientific Inc. (the company) enables customers to make the world healthier, cleaner and safer. The company offers customers a complete range of high-end analytical instruments, software, services, consumables and reagents to enable integrated laboratory workflow solutions and a complete portfolio of laboratory equipment, chemicals, supplies and services used in healthcare, scientific research, safety and education. Markets served include pharmaceutical and biotech companies, hospitals and clinical diagnostic labs, universities, research institutions and government agencies, as well as environmental and industrial process control settings.

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Discontinued Operations

       The results of two businesses have been classified and presented as discontinued operations in the accompanying financial statements (Note 17). Prior period results have been adjusted to conform to this presentation. The discontinued operations have been excluded from the following notes unless they were material. In such instances, the amounts related to the discontinued operations have been separately disclosed.

Revenue Recognition and Accounts Receivable

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including biopharma outsourcing, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on historical write-off experience. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

       The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2010 balance sheet will be recognized within one year.

Warranty Obligations

       The company provides for the estimated cost of product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet. The changes in the carrying amount of warranty obligations are as follows:

(In millions)

Balance at December 31, 2008	$44.1
Provision charged to income	38.9
Usage	(40.6)
Adjustments to previously provided warranties, net	1.9
Other, net	0.9

Balance at December 31, 2009	45.2
Provision charged to income	40.8
Usage	(42.7)
Adjustments to previously provided warranties, net	(1.5)
Other, net	(0.1)

Balance at December 31, 2010	$41.7

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “Accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income (Note 4). Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value. At December 31, 2010 and 2009, the company had cost method investments with carrying amounts of  $10.6 million and  $10.4 million, respectively, which are included in other assets.

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income. The components of inventories are as follows:

	December 31,
(In millions)	2010	2009

Raw Materials	$281.6	$261.0
Work in Process	108.4	115.3
Finished Goods	782.9	753.1

	$1,172.9	$1,129.4

       The value of inventories maintained using the LIFO method was  $152.3 million and  $164.1 million at December 31, 2010 and 2009, respectively, which was below estimated replacement cost by  $18.9 million and  $17.4 million, respectively. The company recorded a reduction in cost of revenues as a result of the liquidation of LIFO inventories of  $0.9 million,  $1.4 million and  $0.2 million in 2010, 2009 and 2008, respectively.

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment, 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income. Property, plant and equipment consists of the following:

	December 31,
(In millions)	2010	2009

Land	$142.9	$145.1
Buildings and Improvements	667.4	646.8
Machinery, Equipment and Leasehold Improvements	1,388.9	1,210.7

	2,199.2	2,002.6
Less: Accumulated Depreciation and Amortization	839.0	716.7

	$1,360.2	$1,285.9

       Depreciation and amortization expense of property, plant and equipment including amortization of assets held under capital leases, was  $191.3 million,  $183.0 million and  $182.7 million in 2010, 2009 and 2008, respectively.

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired. Acquisition-related intangible assets are as follows:

		Accumulated
(In millions)	Gross	Amortization	Net

Continuing Operations:
2010
Definite Lives:
Customer relationships	$5,215.8	$(1,741.3)	$3,474.5
Product technology	1,266.7	(546.1)	720.6
Tradenames	605.3	(221.6)	383.7
Patents	19.7	(17.9)	1.8
Other	14.0	(12.2)	1.8

	7,121.5	(2,539.1)	4,582.4
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9
In-process research and development	4.4	—	4.4

	$8,452.8	$(2,539.1)	$5,913.7
2009
Definite Lives:
Customer relationships	$5,046.9	$(1,362.4)	$3,684.5
Product technology	1,161.4	(433.9)	727.5
Tradenames	644.6	(196.1)	448.5
Patents	20.3	(17.7)	2.6
Other	13.3	(10.9)	2.4

	6,886.5	(2,021.0)	4,865.5
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9

	$8,213.4	$(2,021.0)	$6,192.4

Discontinued Operations:
2010
Definite Lives:
Customer relationships	$70.7	$(25.4)	$45.3
Product technology	55.9	(24.1)	31.8
Tradenames	70.9	(20.6)	50.3

	$197.5	$(70.1)	$127.4
2009
Definite Lives:
Customer relationships	$70.9	$(19.2)	$51.7
Product technology	55.8	(18.3)	37.5
Tradenames	71.0	(15.6)	55.4

	$197.7	$(53.1)	$144.6

       Acquisition-related intangible assets of the discontinued operations are included in other assets on the accompanying balance sheet. The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

Continuing Operations
2011	$533.3
2012	523.9
2013	516.8
2014	485.0
2015	468.7
2016 and thereafter	2,054.7

$4,582.4

Discontinued Operations
2011	$16.6
2012	16.5
2013	16.6
2014	16.0
2015	15.9
2016 and thereafter	45.8

$127.4

       Amortization of acquisition-related intangible assets in continuing operations was  $554.7 million,  $579.9 million and  $585.7 million in 2010, 2009 and 2008, respectively and for discontinued operations was  $17.0 million,  $17.1 million and  $17.1 million in 2010, 2009 and 2008, respectively.

Other Assets

       Other assets in the accompanying balance sheet include non-current assets of discontinued operations, deferred tax assets, insurance recovery receivables related to product liability matters, notes receivable, fair value adjustments related to interest rate swap agreements, cash surrender value of life insurance, deferred debt expense, capitalized catalog costs, cost-method investments, investments in joint ventures and other assets.

       The company owns 49% - 50% interests in two joint ventures and records its pro rata share of the joint ventures' results in other expense, net, in the accompanying statement of income, using the equity method of accounting. The joint ventures were formed to combine the company's capabilities with those of businesses contributed by the respective joint venture partners in the fields of integrated response technology services and disposable laboratory glass products. The results of the joint ventures were not material for any period presented. The company made purchases of products for resale from the glass products joint venture totaling  $44.0 million,  $45.1 million and  $47.2 million in 2010, 2009 and 2008, respectively.

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. The company completed annual tests for impairment at December 31, 2010 and 2009, and determined that goodwill was not impaired.

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Balance at December 31, 2008	$2,981.2	$5,420.8	$8,402.0
Acquisitions	202.7	67.0	269.7
Finalization of purchase price allocations for 2008 acquisitions	(0.6)	3.4	2.8
Tax benefit from Fisher equity awards	(0.7)	(1.6)	(2.3)
Currency translation	19.4	20.8	40.2
Other	(7.4)	2.0	(5.4)

Balance at December 31, 2009	3,194.6	5,512.4	8,707.0
Acquisitions	308.8	5.0	313.8
Tax benefit from Fisher equity awards	(7.2)	(14.7)	(21.9)
Currency translation	(11.9)	7.4	(4.5)
Other	(7.4)	8.7	1.3

Balance at December 31, 2010	$3,476.9	$5,518.8	$8,995.7

       Goodwill of the discontinued operations of  $274.9 million and  $275.9 million, respectively, at December 31, 2010 and 2009, is included in other assets in the accompanying balance sheet.

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense. At December 31, 2010 and 2009, the company had recorded asset retirement obligations of  $22.5 million and  $22.4 million, respectively.

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years. The company has capitalized advertising costs of  $3.7 million and  $6.3 million at December 31, 2010 and 2009, respectively, included in other assets in the accompanying balance sheet. Direct-response advertising consists of external catalog production and mailing costs, and amortization begins on the date the catalogs are first mailed. Advertising expense, which includes amortization of capitalized direct-response advertising, as described above, was  $27.2 million,  $31.1 million and  $35.0 million in 2010, 2009 and 2008, respectively. Included in advertising expense was catalog amortization of  $6.8 million,  $11.1 million and  $13.1 million for 2010, 2009 and 2008, respectively.

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “Accumulated other comprehensive items” component of shareholders' equity. Currency transaction gains and losses are included in the accompanying statement of income and are not material for the three years presented.

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes all derivatives, including forward currency-exchange contracts, in the balance sheet at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain operational and balance sheet exposures resulting from changes in currency exchange rates. Such exposures result from purchases, sales and intercompany loans that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in Euros, British pounds sterling, Chinese yuan, Japanese yen, Australian dollars, Indian rupees, Canadian dollars and Chilean pesos. The company enters into these currency-exchange contracts to hedge anticipated product purchases and sales as well as assets and liabilities arising in the normal course of business, principally accounts receivable and intercompany loans. Accordingly, the hedges are not speculative in nature. As part of the company's overall strategy to manage the level of exposure to the risk of currency-exchange fluctuations, some business units hedge a portion of their currency exposures anticipated over the ensuing 12-month period, using exchange contracts that have maturities of 12 months or less. The company has elected not to account for its forward-currency exchange contracts entered into for purposes other than anticipated purchases or sales as hedges. These derivatives are recorded at fair value in its balance sheet in other current assets or other accrued expenses with the changes in fair value reflected immediately in earnings (Note 12). As of December 31, 2010, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2010, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2009 and 2010, in connection with new debt issuances, the company entered into interest rate swap arrangements (Notes 9 and 12). The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps.

Recent Accounting Pronouncements

       In September 2009, the Emerging Issues Task Force issued new rules pertaining to the accounting for revenue arrangements with multiple customer deliverables and for software-enabled products. The new rule pertaining to arrangements under which the company has multiple customer deliverables provides an alternative method for establishing the fair value of a deliverable when vendor specific objective evidence or third-party evidence is not available. The guidance requires the determination of the best estimate of selling price to separate deliverables and allows the allocation of the customer's consideration using this relative selling price model. The new guidance pertaining to software-enabled products revised the existing software accounting guidance to exclude equipment where the software is more than incidental to the value of the product. Under the new standard, such equipment is accounted for under revenue recognition criteria applicable to tangible products instead of that applicable to software. The company adopted the rules prospectively on January 1, 2010. Adoption did not materially affect the company's results of operations or financial position.

       Effective January 1, 2010, the company adopted new accounting guidance pertaining to the consolidation assessment of variable interest entities. The new guidance requires the company to determine whether its variable interests in third party entities give the company a controlling financial interest in the entities. This amended guidance replaces the previous quantitative approach for identifying when enterprises should consolidate variable interest entities with a qualitative analysis, based on which enterprise has both (1) the power to direct the economic activities of a variable interest entity and (2) the obligation to absorb losses or receive benefits from the entity that could be significant to the variable interest entity. Adoption of this standard did not have an impact on the company's results of operations or financial position.

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2010
Acquisitions Disclosure [Abstract]
Acquisitions and Dispositions

Note 2.       Acquisitions and Dispositions

       On December 13, 2010, the company and Dionex Corporation, a leading manufacturer and marketer of chromatography systems, announced that their Boards of Directors unanimously approved a transaction under which Thermo Fisher would acquire all of the outstanding shares of Dionex for  $118.50 per share in cash, or a total purchase price of approximately  $2.1 billion. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. The transaction is subject to a majority of the outstanding shares of Dionex having been tendered and certain regulatory approvals.

       Under the terms of the agreement, the company has commenced a tender offer to acquire all of the outstanding shares of Dionex common stock for  $118.50 per share in cash.

2010 Acquisitions

       In February 2010, the company's Analytical Technologies segment acquired Ahura Scientific, Inc., a U.S.-based provider of handheld spectroscopy instruments that are used worldwide in the identification of chemicals for safety, security and pharmaceutical applications, for  $147 million, net of cash acquired, plus up to  $25 million of additional contingent consideration based upon the achievement of specified operating results in 2010, of which the company recorded  $20 million as the fair value at the acquisition date and an additional  $5 million as a charge to selling, general and administrative expense in December 2010. The acquisition expands the segment's portfolio of portable analytical devices. Revenues of Ahura Scientific totaled  $45 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly,  $110 million was allocated to goodwill, none of which is tax deductible.

       In March 2010, the company's Analytical Technologies segment acquired Finnzymes, a Finland-based provider of integrated tools for molecular biology analysis, including reagents, instruments, consumables and kits, for  $58 million, net of cash acquired. The acquisition expands the company's portfolio of reagents and other consumables for the molecular biology research and diagnostics markets. Finnzymes reported revenues of  $20 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly,  $25 million was allocated to goodwill, none of which is tax deductible.

       In July 2010, the company's Analytical Technologies segment acquired Fermentas International Inc., a manufacturer and global distributor of enzymes, reagents and kits for molecular and cellular biology research, with principal operations in Lithuania, for  $260 million, net of cash acquired. The acquisition expands the company's ability to provide complete workflows for genomics research. Fermentas reported revenues of approximately  $55 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly,  $120 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2010, the Analytical Technologies segment acquired a developer of tunable diode-based spectroscopy systems; a provider of liquid chromatography and software solutions for proteomics analysis; a developer and manufacturer of miniature handheld near-infrared analyzers; a developer and manufacturer of low-frequency microwave moisture analyzers; a life sciences custom media developer; a developer and manufacturer of laboratory water purification systems, and an India-based distributor of scientific bulk elemental and other products. The company's Laboratory Products and Services segment acquired an Australian-based provider of laboratory chemicals, consumables and instruments. The aggregate consideration for these acquisitions was  $141 million plus up to  $7 million of additional contingent consideration.

       The company made contingent purchase price payments totaling  $5 million in 2010, for acquisitions completed prior to 2010.

2009 Acquisitions

       In April 2009, the company's Laboratory Products and Services segment acquired Biolab, an Australia-based provider of analytical instruments, life science consumables and laboratory equipment, for AUD 180 million (USD  $132 million), net of cash acquired. The acquisition broadened the geographic reach of the company's customer channels. Revenue of Biolab totaled AUD 178 million in its fiscal year ended May 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly,  $62 million was allocated to goodwill, none of which is tax deductible.

       In October 2009, the company's Analytical Technologies segment acquired B.R.A.H.M.S. AG, a leading provider of specialty diagnostic tests, as well as intensive care treatments and prenatal screening, for 331 million Euros (approximately  $482 million including the assumption of  $32 million of debt). The acquisition of B.R.A.H.M.S. increased the breadth of the company's specialty diagnostics portfolio and provided a significant reagent manufacturing center in Europe. B.R.A.H.M.S. reported revenues in 2008 of 75 million Euros. The purchase price exceeded the fair value of the acquired net assets and, accordingly,  $183 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2009 the Analytical Technologies segment acquired a culture media manufacturer and distributor in Malaysia and Singapore; the remaining interest in a Mexico-based manufacturer and distributor of bulk weighing products; and a developer of advanced, miniaturized gas chromatography instruments. The Laboratory Products and Services segment acquired a Spain-based distributor of laboratory instrumentation and equipment and a Sweden-based distributor of clinical chemistry analysis instruments. The aggregate consideration for these acquisitions was  $38 million.

       The company paid contingent purchase price obligations of  $22 million in 2009 for several acquisitions completed prior to 2009.

2008 Acquisitions

       In 2008, the company's Analytical Technologies segment acquired the intellectual property of an immunohistochemistry control slide business; a manufacturer and distributor of analytical instruments serving the life sciences and environmental industries; a provider of RNAi, genomics and antibody tools used by life science researchers; a manufacturer and distributor of antibodies and reagents; a manufacturer of water analysis systems; a manufacturer of histology and anatomical pathology labeling and tracking products; and an iron testing reagent product line. The company's Laboratory Products and Services segment acquired, in separate transactions, three distributors of laboratory equipment and consumables; a manufacturer of carbon fiber centrifuge rotors; a network of depots providing clinical trial packaging and distribution, and the intellectual property and other assets of a manufacturer of automated cell factory equipment. No individual acquisition exceeded  $50 million in purchase price. Aggregate consideration paid in 2008 for the acquisitions of both segments was  $192 million cash, net of cash acquired, plus  $8 million of assumed debt, and up to  $17 million of additional future payments based on the achievement of specified milestones and operating results, of which  $6 million has been paid and an additional  $5 million was earned and accrued, through an increase in goodwill, as of December 31, 2010. The company also paid purchase price obligations, transaction costs and post-closing purchase price adjustments aggregating  $11 million in 2008, for several acquisitions completed prior to 2008.

       The company's acquisitions have historically been made at prices above the fair value of the acquired assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs have been recorded in selling, general and administrative expenses beginning in 2009. Allocation of the purchase price for acquisitions was based on estimates of the fair value of the net assets acquired and, for acquisitions completed within the past year, is subject to adjustment upon finalization of the purchase price allocation. The company is not aware of any information that indicates the final purchase price allocations will differ materially from the preliminary estimates.

       The components of the purchase price allocations for 2010 acquisitions are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$145.5	$647.2
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.3)	(45.7)

	$166.4	$58.3	$260.4	$145.2	$630.3

Allocation
Current assets	$22.3	$6.1	$19.9	$29.2	$77.5
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.1	170.2
Product technology	30.4	18.6	73.5	24.7	147.2
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	119.9	59.2	313.8
Other assets	0.1	2.0	3.0	7.4	12.5
Liabilities assumed	(46.1)	(12.8)	(38.7)	(28.3)	(125.9)

	$166.4	$58.3	$260.4	$145.2	$630.3

       The weighted-average amortization periods for intangible assets acquired in 2010 are 10 years for customer relationships, 9 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 9 years.

       The components of the purchase price allocations for 2009 acquisitions, as revised in 2010 for finalization of the purchase price allocations are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other Analytical Technologies	Other Laboratory Products and Services	Total

Purchase Price
Cash paid	$132.9	$454.1	$28.5	$7.4	$622.9
Debt assumed	—	32.3	0.4	0.5	33.2
Fair value of contingent consideration	—	—	0.6	—	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	—	(6.3)
Other	—	—	0.9	—	0.9

	$131.6	$481.6	$30.2	$7.9	$651.3

Allocation
Current assets	$38.2	$47.4	$3.7	$2.8	$92.1
Property, plant and equipment	3.3	32.9	0.7	0.1	37.0
Intangible assets:
Customer relationships	51.4	203.8	4.2	2.5	261.9
Product technology	0.9	135.2	6.9	—	143.0
Tradenames and other	1.3	9.4	0.2	—	10.9
Goodwill	62.3	183.4	19.3	4.7	269.7
Other assets	—	3.5	—	—	3.5
Liabilities assumed	(25.8)	(134.0)	(4.8)	(2.2)	(166.8)

	$131.6	$481.6	$30.2	$7.9	$651.3

       The weighted-average amortization periods for intangible assets acquired in 2009 are 11 years for customer relationships, 9 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 11 years.

       The components of the purchase price allocations for 2008 acquisitions, as revised in 2009 for finalization of the purchase price allocations and earned contingent purchase price payments where applicable, are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Purchase Price
Cash paid including transaction costs	$107.0	$91.9	$198.9
Debt assumed	0.1	8.1	8.2
Purchase price payable	2.0	3.1	5.1
Cash acquired	(1.5)	(1.9)	(3.4)

	$107.6	$101.2	$208.8

Allocation
Current assets	$12.7	$32.8	$45.5
Property, plant and equipment	3.4	15.3	18.7
Intangible assets:
Customer relationships	23.2	25.3	48.5
Product technology	25.7	6.3	32.0
Tradenames and other	5.1	2.9	8.0
Goodwill	54.0	46.0	100.0
Other assets	0.4	0.1	0.5
Liabilities assumed	(16.9)	(27.5)	(44.4)

	$107.6	$101.2	$208.8

       The weighted-average amortization periods for intangible assets acquired in 2008 are 8 years for customer relationships, 7 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 8 years.

       The company's results would not have been materially different from its reported results had the company's acquisitions occurred at the beginning of 2008.

Dispositions

       On April 4, 2011, the company sold two businesses. See Note 17.

       The company sold four small business units in 2009 and recorded gains aggregating  $0.6 million, included in restructuring and other costs, net, in the accompanying statement of income. The net cash proceeds were  $4.4 million. The company also sold a small business unit in 2008 for net cash proceeds of  $4 million and recorded a loss of  $3 million. Operating results of the businesses were not material.

Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2010
Business Segments Disclosure [Abstract]
Business Segment and Geographical Information

Note 3.       Business Segment and Geographical Information

       The company's continuing operations fall into two business segments. The company's segments are as follows:

       Analytical Technologies: serves research scientists, as well as customers in healthcare and clinical laboratories, in manufacturing and in the field, with a suite of advanced analytical technologies, including scientific instruments, robotics and software for creating advanced integrated workflows. The segment also includes a range of diagnostic reagents and instruments used by hospitals and reference laboratories.

       Laboratory Products and Services: serves life science, healthcare and safety markets with a broad portfolio of products and consumables used for routine laboratory processes, as well as a range of biopharma outsourcing services such as clinical packaging and biological sample management. The segment also includes the company's extensive customer channels network consisting of catalog, e-commerce and other sales avenues.

       The company's management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments' core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(In millions)	2010	2009	2008

Total Assets
Analytical Technologies	$7,582.7	$7,233.9	$7,000.4
Laboratory Products and Services	12,146.1	12,216.5	12,353.9
Corporate/Other (c)	1,620.6	2,174.6	1,735.7

Consolidated total assets	$21,349.4	$21,625.0	$21,090.0

Depreciation
Analytical Technologies	$89.7	$85.6	$86.3
Laboratory Products and Services	101.6	97.4	96.4

Consolidated depreciation	$191.3	$183.0	$182.7

Capital Expenditures
Analytical Technologies	$84.3	$77.0	$104.1
Laboratory Products and Services	147.9	91.1	135.5
Corporate/Other	25.6	31.9	11.8

Consolidated capital expenditures	$257.8	$200.0	$251.4

Geographical Information

(In millions)	2010	2009	2008

Revenues (d)
United States	$7,071.3	$6,658.7	$6,989.5
Germany	1,360.5	1,166.2	1,134.6
United Kingdom	869.3	891.1	978.2
Other	3,254.2	2,929.2	2,921.1
Transfers among geographical areas (e)	(1,985.1)	(1,733.6)	(1,710.2)

	$10,570.2	$9,911.6	$10,313.2

Long-lived Assets (f)
United States	$748.8	$707.0	$708.5
Germany	121.7	127.9	98.9
United Kingdom	170.4	158.2	129.3
Other	319.3	292.8	291.2

	$1,360.2	$1,285.9	$1,227.9

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

(c)       Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

(d)       Revenues are attributed to countries based on selling location.

(e)       Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.

(f)       Includes property, plant and equipment, net.

Other Expense, Net	12 Months Ended
Dec. 31, 2010
Other Expense Net Disclosure [Abstract]
Other Expense, Net

Note 4.       Other Expense, Net

       The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2010	2009	2008

Interest Income	$12.5	$16.1	$51.7
Interest Expense	(84.7)	(118.0)	(151.5)
Gain (Loss) on Investments, Net	1.2	(3.1)	(5.6)
Other Items, Net	(29.3)	(16.7)	4.0

	$(100.3)	$(121.7)	$(101.4)

       The company recorded charges of  $3.6 million and  $6.1 million in 2009 and 2008 for other than temporary impairment of investments that decreased in value primarily in the prior 6-9 months.

       Gain (loss) on investments, net also includes portfolio gains from the company's day-to day investing activities.

Other Items, Net

       During 2010, the company redeemed all of its outstanding 6 1/8% Senior Subordinated Notes due 2015 (Note 9). The company recorded a loss on the early extinguishment of debt of  $17 million, principally as a result of this redemption. The company recorded  $8 million of fees associated with short-term financing commitments for the purchase of Dionex (Note 2).

       During 2009, the company redeemed all of its outstanding 6.75% Senior Subordinated Notes due 2014 and settled a tender offer for its 2.50% Convertible Senior Notes due 2023. As a result of these transactions, the company recorded a loss on the early extinguishment of debt of  $15 million.

Stockbased Compensation Plans	12 Months Ended
Dec. 31, 2010
Stock-based Compensation Expense Disclosure [Abstract]
Stock-based Compensation Plans

Note 5.       Stock-based Compensation Plans

       The company has stock-based compensation plans for its key employees, directors and others. These plans permit the grant of a variety of stock and stock-based awards, including restricted stock, stock options or performance-based shares, as determined by the compensation committee of the company's Board of Directors or for certain non-officer grants, by the company's employee equity committee, which consists of its chief executive officer. Options granted under these plans generally vest over 3-5 years with terms of 7-10 years, assuming continued employment with certain exceptions. The company practice is to grant options at fair market value. The company generally issues new shares of its common stock to satisfy option exercises. Grants of stock options and restricted stock on or after November 9, 2006, provide that in the event of both a future change in control of the company and a qualifying termination of an option holder's employment, all options and service-based restricted stock awards held by the recipient become immediately vested (unless an employment or other agreement with the employee provides for different treatment).

       Compensation cost is based on the grant-date fair value and is recognized ratably over the requisite vesting period or to the retirement date for retirement eligible employees, if earlier.

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2010	2009	2008

Stock Option Awards	$48.7	$41.6	$35.6
Restricted share/Unit Awards	33.1	25.4	20.8

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2010	2009	2008

Cost of Revenues	$5.9	$6.1	$4.1
Selling, General and Administrative Expenses	74.1	58.8	50.7
Research and Development Expenses	1.8	2.1	1.6

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

       The company has elected to recognize any excess income tax benefits from stock option exercises in capital in excess of par value only if an incremental income tax benefit would be realized after considering all other tax attributes presently available to the company. The company measures the tax benefit associated with excess tax deductions related to stock-based compensation expense by multiplying the excess tax deductions by the statutory tax rates. The company uses the incremental tax benefit approach for utilization of tax attributes. Tax benefits recognized in capital in excess of par value on the accompanying balance sheet were  $10.9 million and  $25.1 million, respectively, in 2010 and 2008. A tax charge of  $1.6 million was recorded in capital in excess of par value in 2009 for the excess of deferred tax asset over actual tax benefits realized at option exercise.

Stock Options

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2010	2009	2008

Expected Stock Price Volatility	32%	31%	22%
Risk Free Interest Rate	2.0%	2.2%	2.4%
Expected Life of Options (years)	4.1	3.8	4.4
Expected Annual Dividend per Share	$—	$—	$—

       The weighted average per share grant-date fair values of options granted during 2010, 2009 and 2008 were  $14.12,  $10.41 and  $12.70, respectively. The total intrinsic value of options exercised during the same periods was  $48.1 million,  $20.7 million and  $95.4 million, respectively. The intrinsic value is the difference between the market value of the shares on the exercise date and the exercise price of the option.

       A summary of option activity as of December 31, 2010 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2007	15.3	$33.99
Granted	4.4	55.23
Exercised	(3.2)	26.95
Canceled / Expired	(0.4)	48.47

Outstanding at December 31, 2008	16.1	40.72
Granted	7.3	37.45
Exercised	(1.7)	31.77
Canceled / Expired	(1.8)	50.43

Outstanding at December 31, 2009	19.9	39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15	4.5

Vested and Unvested Expected to Vest at
December 31, 2010	20.4	42.03	4.4	$273.6

Exercisable at December 31, 2010	10.8	39.73	3.3	$169.8

(a)       Market price per share on December 31, 2010 was  $55.36. The intrinsic value is zero for options with exercise prices above the market price.

       As of December 31, 2010, there was  $81 million of total unrecognized compensation cost related to unvested stock options granted. The cost is expected to be recognized through 2015 with a weighted average amortization period of 2.7 years.

Restricted Share/Unit Awards

       The company awards to a number of key employees restricted company common stock or restricted units that convert into an equivalent number of shares of common stock. The awards generally vest in annual installments over three years, assuming continued employment, with some exceptions. Vesting of the awards is contingent upon meeting certain service conditions and may also be contingent upon meeting certain performance and/or market conditions. The fair market value of the award at the time of the grant is amortized to expense over the period of vesting. Recipients of restricted shares have the right to vote such shares and receive cash dividends, whereas recipients of restricted units have no voting rights but are entitled to receive dividend equivalents. The fair value of service- and performance-based restricted share/unit awards is determined based on the number of shares/units granted and the market value of the company's shares on the grant date. For awards with market-based vesting conditions, the company uses a lattice model to estimate the grant-date fair value of the award.

       A summary of the status of the company's restricted shares/units as of December 31, 2010 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2007	791	$46.55
Granted	397	55.09
Vested	(374)	44.68
Forfeited	(19)	51.87

Unvested at December 31, 2008	795	47.80
Granted	1,475	39.76
Vested	(436)	46.34
Forfeited	(163)	43.59

Unvested at December 31, 2009	1,671	41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05

       As of December 31, 2010, there was  $44 million of total unrecognized compensation cost related to unvested restricted share/unit awards. The cost is expected to be recognized through 2015 with a weighted average amortization period of 2.4 years. At December 31, 2010, the vesting of 515,000 unvested restricted units is contingent upon the company's future stock price performance exceeding that of a specified index.. The total fair value of shares vested during 2010, 2009 and 2008 was  $21.0 million,  $20.2 million and  $16.7 million, respectively.

Employee Stock Purchase Plans

       Qualifying employees are eligible to participate in an employee stock purchase plan sponsored by the company. Shares may be purchased under the program at 95% of the fair market value at the end of the purchase period and the shares purchased are not subject to a holding period. Shares are purchased through payroll deductions of up to 10% of each participating employee's gross wages. The company issued 127,000, 139,000 and 124,000 shares, respectively, of its common stock for the 2010, 2009 and 2008 plan years, which ended on December 31.

Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefit Plans Disclosure [Abstract]
Pension and Other Postretirement Benefit Plans

Note 6.       Pension and Other Postretirement Benefit Plans

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company. In 2010, 2009 and 2008, the company charged to expense  $59.2 million,  $60.8 million and  $53.0 million, respectively, related to its defined contribution plans.

Defined Benefit Pension Plans

       Employees of a number of non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also has postretirement healthcare programs at several acquired businesses, in which certain employees at those businesses are eligible to participate. The costs of the healthcare program are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial (gains) losses and prior service costs (credits) that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When an employer is acquired as part of a merger, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined. During 2010, 2009 and 2008, the company made contributions of approximately  $24.4 million,  $41.1 million and  $20.7 million, respectively. Contributions are estimated at between  $20 and  $30 million for 2011.

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$395.2	$408.5	$608.3	$511.7
Business combination	—	—	4.3	10.4
Service costs	0.3	0.8	11.4	9.7
Interest costs	21.1	20.6	30.7	28.6
Curtailment	—	(3.1)	(5.9)	(2.7)
Plan participants' contributions	—	—	3.3	3.1
Actuarial (gains) losses	16.7	(12.1)	38.8	31.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(10.5)	37.9

Benefit Obligation at End of Year	$413.6	$395.2	$656.3	$608.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$347.1	$292.0	$475.0	$368.9
Business combination	—	—	1.3	9.8
Actual return on plan assets	34.7	63.3	45.5	60.4
Employer contribution	0.4	11.3	21.5	27.3
Plan participants' contributions	—	—	3.3	3.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(12.0)	27.0

Fair Value of Plan Assets at End of Year	$362.5	$347.1	$510.5	$475.0

Funded Status	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Accumulated Benefit Obligation	$413.6	$395.2	$625.4	$581.8

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$2.3	$3.1
Current liability	—	—	(3.6)	(3.5)
Non-current liability	(51.1)	(48.1)	(144.5)	(132.9)

Net amount recognized	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$109.3	$98.1	$42.0	$24.4
Prior service credits	—	—	(0.5)	(0.5)

Net amount recognized	$109.3	$98.1	$41.5	$23.9

       The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2010 and 2009 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	3.34%	3.24%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%	5.37%	5.43%	5.20%
Average rate of increase in employee compensation	4.00%	4.00%	4.04%	3.24%	3.29%	3.60%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.59%	5.67%	6.08%

       Prior to the November 2006 merger with Fisher Scientific International, Inc., Fisher maintained a supplemental non-qualified executive retirement program (SERP) for certain executives. Accrual of future benefits under the plan ceased following the merger. The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$11.6	$12.3	$32.2	$31.4
Service costs	—	—	0.4	0.6
Interest costs	0.6	0.6	1.8	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial (gains) losses	0.6	(0.8)	2.2	(0.9)
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)
Currency translation and other	—	—	0.4	1.3

Benefit Obligation at End of Year	$12.4	$11.6	$34.9	$32.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.4	0.5	2.1	2.0
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Accumulated Benefit Obligation	$12.4	$11.6

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.1)	$(2.3)
Non-current liability	(11.9)	(11.1)	(32.8)	(29.9)

Net amount recognized	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Amounts Recognized in Accumulated Other Comprehensive (Income) Loss
Net actuarial (gain) loss	$0.4	$(0.2)	$(0.5)	$(3.1)
Prior service credits	—	—	(0.7)	(0.8)

Net amount recognized	$0.4	$(0.2)	$(1.2)	$(3.9)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	5.25%	5.50%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.91%	8.59%
Ultimate healthcare cost trend rate			5.52%	5.62%

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.50%	5.25%	5.75%	5.94%	5.73%	5.66%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2026.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2011 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss (Gain)	$4.1	$1.5	$(0.1)
Net Prior Service Costs (Credit)	—	—	(0.1)

	$4.1	$1.5	$(0.2)

       There are no amounts in accumulated other comprehensive income related to the SERP expected to be recognized in net periodic benefit cost in 2011.

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$945.9	$889.4
Fair value of plan assets	734.3	693.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$910.5	$835.5
Fair value of plan assets	725.6	662.0

       The company has other postretirement benefit plans discussed elsewhere in this note with an accumulated post-retirement benefit obligation of  $34.9 million that is unfunded. These plans are excluded from the above table.

       The measurement date used to determine benefit information is December 31 for all plan assets and benefit obligations.

       The net periodic pension benefit cost (income) includes the following components for 2010, 2009 and 2008:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$0.3	$0.8	$2.9	$11.4	$9.7	$10.9
Interest cost on benefit obligation	21.1	20.6	22.0	30.7	28.6	32.8
Expected return on plan assets	(29.9)	(30.0)	(31.1)	(24.9)	(21.2)	(30.4)
Recognized actuarial net loss	0.7	—	—	1.3	1.6	1.4
Amortization of prior service benefit	—	—	—	—	—	0.1
Settlement/curtailment (gain) loss	—	—	(19.3)	0.1	(0.2)	—
Special termination benefit	—	0.2	—	0.5	3.0	0.1

Net periodic benefit cost (income)	$(7.8)	$(8.4)	$(25.5)	$19.1	$21.5	$14.9

       The net periodic SERP and other postretirement benefit cost includes the following components for 2010, 2009 and 2008:

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.4	$0.6	$0.8
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.8	1.8
Recognized actuarial net gain	—	—	—	(0.2)	—	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Special termination benefit	—	—	0.2	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.8	$1.9	$2.3	$2.5

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2010. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments. Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2011	$22.6	$21.4	$0.5	$2.1
2012	23.2	23.5	0.5	2.2
2013	23.2	24.3	0.5	2.2
2014	23.7	25.4	1.7	2.1
2015	24.5	26.8	1.5	2.2
2016-2020	132.2	152.0	6.2	10.7

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2010 would change the accumulated postretirement benefit obligation as of December 31, 2010 and the 2010 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.3	$(0.3)
Effect on postretirement healthcare benefit obligation	4.5	(3.5)

Domestic Pension Plan Assets

       The company's overall objective is to invest in a portfolio of diversified assets, primarily through the use of institutional collective funds, to achieve long-term growth. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 4% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 34% to funds investing in U.S. equities, including a sub-allocation of approximately 5% to real estate-related equities, approximately 29% to funds investing in international equities and approximately 37% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's domestic plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$111.1	$—	$111.1	$—
International equity funds	90.7	—	90.7	—
Fixed income funds	115.4	—	115.4	—
Private equity funds	14.8	—	—	14.8
Money market funds	14.2	—	14.2	—
Alternative investments	0.9	—	—	0.9

Total Assets	$347.1	$—	$331.4	$15.7

       The tables above present the fair value of the company's plan assets in accordance with the fair value hierarchy (Note 12). Certain pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a level 2 investment above due to the company's ability to redeem its investment either at the balance sheet date or within limited time restrictions. The fair value of the company's private equity and alternative investments, which are classified as level 3 investments, are based on valuations provided by the respective funds. The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2008	$15.4	$14.5	$29.9
Actual return on plan assets:
Relating to assets held at reporting date	(1.4)	0.4	(1.0)
Relating to assets sold/distributed during period	0.1	—	0.1
Purchases, capital contributions, sales and settlements	0.7	(14.0)	(13.3)

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1

       The table below presents, as of December 31, 2010, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$128.1	$—	At least monthly	No more than 3 days
International equity funds	96.1	—	At least monthly	No more than 3 days
Fixed income funds	112.9	—	At least monthly	No more than 3 days
Private equity funds	13.0	1.0	Restricted	Restricted
Money market funds	12.3	—	Daily	Daily
Alternative investments	0.1	—	Restricted	Restricted

	$362.5	$1.0

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's non-U.S. plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$222.5	$39.1	$183.4	$—
Fixed income funds	166.0	18.8	147.2	—
Insurance contracts	79.3	—	79.3	—
Cash / money market funds	7.2	7.0	0.2	—

Total Assets	$475.0	$64.9	$410.1	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$200.0	$—	At least monthly	No more than 1 month
Fixed income funds	155.7	—	At least weekly	No more than 5 days
Insurance contracts	82.0	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$437.9	$—

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes Disclosure [Abstract]
Income Taxes

Note 7.       Income Taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2010	2009	2008

U.S.	$728.3	$531.8	$670.2
Non-U.S.	377.4	348.6	422.7

	$1,105.7	$880.4	$1,092.9

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2010	2009	2008

Current Income Tax Provision
Federal	$232.7	$172.1	$166.0
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8

	370.5	297.2	280.3

Deferred Income Tax Provision (Benefit)
Federal	$(169.5)	$(142.9)	$(51.6)
Non-U.S.	(68.3)	(83.3)	(63.0)
State	(24.0)	(13.8)	(26.8)

	(261.8)	(240.0)	(141.4)

	$108.7	$57.2	$138.9

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Continuing Operations	$108.7	$57.2	$138.9
Discontinued Operations	24.3	18.0	17.2

	$133.0	$75.2	$156.1

       The company receives a tax deduction upon the exercise of non-qualified stock options by employees for the difference between the exercise price and the market price of the underlying common stock on the date of exercise. The provision for income taxes that is currently payable does not reflect  $10.9 million and  $25.1 million of such benefits of the company that have been allocated to capital in excess of par value in 2010 and 2008, respectively.

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2010	2009	2008

Provision for Income Taxes at Statutory Rate	$387.0	$308.1	$382.5

Increases (Decreases) Resulting From:
Foreign rate differential	(156.0)	(147.2)	(165.5)
Impact of change in tax laws and apportionment on deferred taxes	(11.0)	(2.5)	(27.9)
Income tax credits	(79.5)	(100.3)	(54.2)
Manufacturing deduction	(31.5)	(15.8)	(17.5)
State income taxes, net of federal tax	3.6	(2.3)	9.7
Nondeductible expenses	5.8	4.5	6.0
Provision (reversal) of tax reserves, net	(6.4)	7.4	6.5
Tax return reassessments and settlements	(1.3)	(0.4)	(1.2)
Other, net	(2.0)	5.7	0.5

	$108.7	$57.2	$138.9

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2010	2009

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,116.2)	$(2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169.0	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	—
Other, net	55.7	11.8

	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8

	$(1,321.8)	$(1,604.4)

       The company estimates the degree to which tax assets and loss carryforwards will result in a benefit based on expected profitability by tax jurisdiction and provides a valuation allowance for tax assets and loss and credit carryforwards that it believes will more likely than not go unused. At December 31, 2010, all of the company's valuation allowance relates to deferred tax assets for which any subsequently recognized tax benefits will reduce income tax expense.

       At December 31, 2010, the company had federal, state and non-U.S. net operating loss carryforwards of  $165.3 million,  $609.9 million and  $715.9 million, respectively. Use of the carryforwards is limited based on the future income of certain subsidiaries. The federal and state net operating loss carryforwards expire in the years 2011 through 2030. Of the non-U.S. net operating loss carryforwards,  $242.6 million expire in the years 2011 through 2029, and the remainder do not expire. The company also had  $180.6 million of federal foreign tax credit carryforwards as of December 31, 2010, which expire in the years 2011 through 2020.

       A provision has not been made for U.S. or additional non-U.S. taxes on  $3.7 billion of undistributed earnings of international subsidiaries that could be subject to taxation if remitted to the U.S. because the company plans to keep these amounts permanently reinvested overseas except for instances where the company can remit such earnings to the U.S. without an associated net tax cost. During 2009, the company changed its position regarding the undistributed earnings of its Japan subsidiaries. The earnings of these subsidiaries are no longer considered permanently reinvested. As a result, in 2009 the company provided deferred U.S. income taxes of  $28.0 million, offset by a U.S. foreign tax credit of  $34.4 million.

Unrecognized Tax Benefits

       As of December 31, 2010, the company had  $62.1 million of unrecognized tax benefits which, if recognized, would reduce the effective tax rate.

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Balance at beginning of year	$76.2	$70.4	$73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	—	—
Closure of tax years	(7.8)	(4.6)	(3.0)
Settlements	(10.5)	(0.9)	(7.0)

	$62.1	$76.2	$70.4

       The company classified interest and penalties related to unrecognized tax benefits as income tax expense. The total amount of interest and penalties related to uncertain tax positions and recognized in the balance sheet as of December 31, 2010 and 2009 was  $5.3 million for interest.

       The company conducts business globally and, as a result, Thermo Fisher or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Canada, China, Denmark, Finland, France, Germany, Italy, Japan, the United Kingdom and the United States. With few exceptions, the company is no longer subject to U.S. federal, state and local, or non-U.S., income tax examinations for years before 2001.

       During 2010 and 2009, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in decreases in the liability for unrecognized tax benefits of  $7.8 million and  $4.6 million, respectively, all of which reduced income tax expense. During 2008, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in a  $3.0 million decrease in the liability for unrecognized tax benefits, all of which reduced goodwill.

       In 2010, the company settled a Swiss audit of one of its subsidiary's 2006 and 2007 tax years which resulted in a  $8.5 million decrease in the liability for unrecognized tax benefits. The company also settled the IRS audit of its 2007 tax year and the IRS completed the examination phase of its 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries in 2010 which resulted in a  $1.2 million decrease in the liability for unrecognized tax benefits. Completion of the audits of the 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries is pending appeals at the IRS. In addition, the company settled various state income tax audits during 2010, which resulted in a  $0.8 million decrease in the liability for unrecognized tax benefits. The company does not currently expect any significant changes to previously recorded unrecognized tax benefits within the next 12 months.

       In 2009, the company settled the IRS audit of its 2005 tax year which resulted in a  $0.9 million decrease in the liability for unrecognized tax benefits. In 2008, the company settled IRS audits of the 2004 and 2005 pre-acquisition tax years of Fisher, which resulted in a  $7 million decrease in the liability for unrecognized tax benefits and goodwill. This decrease in the liability for unrecognized tax benefits was substantially offset by an accrual for unrecognized tax benefits related to the sale of a non-U.S. subsidiary. The company is currently under audit by the Internal Revenue Service for the 2001 to 2004 tax years. Completion of the audit of those years is subject to appeals at the IRS. The company does not currently expect any significant changes to previously recorded unrecognized tax benefits. The company is also currently under audit by the IRS for the 2008 tax year. It is likely that the examination phase of this audit will be completed within 18 months. There were no significant changes to the status of these examinations during 2010.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share Disclosure [Abstract]
Earnings per Share

Note 8.       Earnings per Share

(In millions except per share amounts)	2010	2009	2008

Income from Continuing Operations	$997.0	$823.2	$954.0
Income from Discontinued Operations	36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net	2.5	(1.0)	5.5

Net Income	1,035.6	850.3	980.9

Income Allocable to Participating Securities	(0.2)	(0.6)	(1.5)

Net Income for Earnings per Share	$1,035.4	$849.7	$979.4

Basic Weighted Average Shares	403.3	412.4	418.2
Effect of:
Convertible debentures	2.9	8.5	13.3
Stock options and restricted stock/units	3.2	1.9	3.2

Diluted Weighted Average Shares	409.4	422.8	434.7

Basic Earnings per Share:
Continuing operations	$2.47	$2.00	$2.28
Discontinued operations	.10	.07	.06

	$2.57	$2.06	$2.34

Diluted Earnings per Share:
Continuing operations	$2.44	$1.95	$2.19
Discontinued operations	.09	.06	.06

	$2.53	$2.01	$2.25

       Options to purchase 8.1 million, 10.9 million and 3.6 million shares of common stock were not included in the computation of diluted earnings per share for 2010, 2009 and 2008, respectively, because their effect would have been antidilutive.

       Since the company must settle the par value of its convertible notes in cash, the company is not required to include any shares underlying the convertible notes in its diluted weighted average shares outstanding until the average stock price per share for the period exceeds the  $40.20 conversion price for the 3.25% Senior Convertible Subordinated Notes due 2024 and only to the extent of the additional shares the company may be required to issue in the event the company's conversion obligation exceeds the principal amount of the notes or debentures converted (Note 9). At such time, only the number of shares that would be issuable (under the treasury stock method of accounting for share dilution) are included, which is based upon the amount by which the average stock price exceeds the conversion price.

       The table below discloses the effect of changes in the company's stock price on the amount of shares to be included in the earnings per share calculation. The securities are convertible only if the common stock price equals or exceeds the trigger price. The table assumes normal conversion for the 3.25% Senior Convertible Subordinated Notes due 2024 in which the principal amount is paid in cash, and the excess up to the conversion value is paid in shares of the company's stock as follows:

3.25% Senior Convertible Notes

Principal Outstanding (in millions)	$329.3
Conversion Price per Share	40.20
Trigger Price	48.24

Future Common Stock Price	Total Potential Shares (in millions)

$40.20	—
$41.20	0.2
$45.00	0.9
$50.00	1.6
$55.00	2.2
$60.00	2.7
$65.00	3.1
$70.00	3.5

Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2010
Debt And Other Financing Arrangements Disclosure [Abstract]
Debt and Other Financing Arrangements

Note 9.       Debt and Other Financing Arrangements

(In millions except per share amounts)	2010	2009

2.50% Senior Convertible Notes, Due 2023 Convertible at $23.73 per Share (net of unamortized discount of $0.4)	$—	$12.6
Floating Rate Senior Convertible Debentures, Due 2033 Convertible at $29.55 per Share (net of unamortized discount of $1.5)	—	325.0
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share (net of unamortized discount of $1.4 and $9.0, respectively)	327.9	320.3
2.15% Senior Notes, Due 2012 (includes interest rate hedge of $6.6 in 2010; net of interest rate hedge of $2.9 in 2009 and unamortized discount of $0.4 and $0.5, respectively)	356.2	346.6
3.25% Senior Notes, Due 2014 (includes interest rate hedge of $13.8 in 2010; net of interest rate hedge of $6.6 in 2009 and unamortized discount of $0.3 and $0.4, respectively)	413.5	393.0
3.20% Senior Notes, Due 2015 (includes interest rate hedge of $16.9; net of unamortized discount of $1.6)	465.3	—
5% Senior Notes, Due 2015	250.0	250.0
4.70% Senior Notes, Due 2020 (net of unamortized discount of $0.1)	299.9	—
6 1/8% Senior Subordinated Notes, Due 2015	—	500.0
Other	24.3	34.0

	2,137.1	2,181.5
Less: Short-term Obligations and Current Maturities	105.8	117.5

	$2,031.3	$2,064.0

       The annual repayment requirements for debt obligations are as follows:

(In millions)

2011	$105.7
2012	351.9
2013	4.6
2014	401.7
2015	708.8
2016 and thereafter	530.9

2,103.6
Less: Unamortized discount	3.8
Add: Fair value of interest rate hedge	37.3

$2,137.1

       See Note 12 for fair value information pertaining to the company's long-term obligations.

       Short-term obligations and current maturities of long-term obligations in the accompanying balance sheet included  $3.7 million and  $1.9 million at year-end 2010 and 2009, respectively, of short-term bank borrowings and borrowings under lines of credit of certain of the company's subsidiaries. The weighted average interest rate for short-term borrowings was 10.63% and 11.42% at December 31, 2010 and 2009, respectively. In addition to available borrowings under the company's revolving credit agreement, discussed below, the company had unused lines of credit of  $69.6 million as of December 31, 2010. These unused lines of credit generally provide for short-term unsecured borrowings at various interest rates.

       In December 2010, the company obtained short-term financing commitments from two investment banking firms to fund  $1.5 billion of the purchase price of Dionex. Interest on the short-term debt would have been computed based on one of several Federal Funds or LIBOR-based rates, the most favorable of which was 1.75% at December 31, 2010. However, in February 2011, the company issued  $2.2 billion of senior notes (see Note 17), primarily to fund the pending acquisition of Dionex, and terminated the short-term financing commitment.

Credit Facilities

       The company has a revolving credit facility with a bank group that provides for up to  $1 billion of unsecured multi-currency revolving credit that will expire in August 2012. The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company's option. The rate at December 31, 2010, was between 0.44% and 0.65% (depending on duration) under the more favorable of the two rates. The revolving credit facility allows for the issuance of letters of credit, which reduces the amount available for borrowing. The agreement contains affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenant requires the company to maintain total leverage below a certain maximum level. The company was in compliance with all covenants between 2008 and 2010. The credit agreement permits the company to use the facility for working capital; acquisitions; repurchases of common stock, debentures and other securities; the refinancing of debt; and general corporate purposes. As of December 31, 2010, there were no borrowings under the revolver and  $48.3 million in letters of credit outstanding, resulting in  $951.7 million of borrowings available under the revolving credit facility.

2.50% Senior Convertible Notes due 2023

       At the November 2006 closing date of the merger with Fisher, the company assumed  $300.0 million aggregate principal amount of 2.50% Senior Convertible Notes due 2023. Interest on the notes was payable on April 1 and October 1 of each year. The notes were convertible at the option of the holder, at a price of  $23.73 per share, if the common stock price exceeded the trigger price of  $28.48 for a period of time as defined in the agreement, or upon the occurrence of certain other events.

       During the fourth quarter of 2009, the company made a tender offer to purchase for cash any and all outstanding 2.50% Senior Convertible Notes due 2023 at a purchase price per  $1,000 principal amount of  $2,072.4743. At the expiration of the offer, the company purchased  $282.3 million aggregate principal amount of such notes for an aggregate of  $586.6 million including accrued and unpaid interest. The company recorded a loss of  $10 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income. During 2010, the company purchased all of the remaining  $13 million aggregate principal amount of the 2.50% Senior Convertible Notes due 2023 for an aggregate of  $28 million.

Floating Rate Senior Convertible Debentures due 2033

       At the closing date of the merger with Fisher, the company assumed  $344.4 million aggregate principal amount of Floating Rate Senior Convertible Debentures due 2033. Interest on the notes was payable on March 15, June 15, September 15 and December 15 of each year at an annual rate of 90-day LIBOR minus 1.25%. The notes were convertible at the option of the holder, at a price of  $29.55 per share, if the common stock price exceeds the trigger price of  $38.41 for a period of time as defined in the agreement, or upon the occurrence of certain other events.

       During 2010, following issuance of a redemption notice by the company, holders of the company's Floating Rate Convertible Senior Debentures due 2033 exercised conversion rights for the remaining  $326 million in par value. The company paid the principal and the premium due upon conversion in cash for a total outlay of  $573 million.

3.25% Senior Subordinated Convertible Notes due 2024

       At the closing date of the merger with Fisher, the company assumed  $330.0 million aggregate principal amount of 3.25% Senior Subordinated Convertible Notes due 2024. Interest on the notes is payable on March 1 and September 1 of each year. The notes are convertible at the option of the holder, at a price of  $40.20 per share, if the common stock price exceeds the trigger price of  $48.24 for a period of time as defined in the agreement, or upon the occurrence of certain other events. The company will be required to deliver cash to holders upon conversion, up to the principal amount of notes converted. The company will have the option to satisfy any amount of conversion obligation in excess of the principal amount in cash and/or shares of common stock. The notes may be redeemed, in whole or in part, at the company's option, on or after March 2, 2011, at 100% of the principal amount plus accrued interest. In addition, holders of the notes have the option, subject to certain conditions, to require the company to purchase any notes held by them for 100% of the principal amount plus accrued interest on March 1, 2011, March 1, 2016 and March 1, 2021, or upon a change of control.

       For any holders of the company's convertible obligations electing to convert or if such debt is put to the company by holders on the next put date in 2011, the company currently intends to finance the cash payments that would be payable through borrowings under its revolving credit agreement to the extent such payments exceed  $100 million which has been classified as a current maturity of long-term obligation in the accompanying 2010 balance sheet.

       The company separately accounts for the debt and equity components of its convertible debt in a manner that reflects the company's nonconvertible debt borrowing rate when interest cost is recognized. The debt, temporary equity and equity components recognized for the company's convertible debt are as follows:

(In millions)	2010	2009

Principal Amount of Convertible Debt	$329.3	$668.8
Unamortized Discount	1.4	10.9
Net Carrying Amount	327.9	657.9
Incremental Convertible Debt Obligation (Temporary Equity)	—	1.9
Capital in Excess of Par Value	18.1	30.7

       At December 31, 2010, the unamortized discount had a remaining weighted average recognition period of 3 months, to the first redemption date of the convertible debt. The amount of interest expense on the convertible debt recognized in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Contractual Coupon Interest	$10.9	$18.4	$25.0
Amortization of Discount on Convertible Debt	9.1	22.5	21.6

Interest Expense	$20.0	$40.9	$46.6

Effective Interest Rate	4.7%	4.3%	5.1%

2.15% Senior Notes due 2012

       On November 20, 2009, the company issued  $350 million principal amount of 2.15% Senior Notes due 2012. Interest on the notes is payable on June 28 and December 28 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       At the issuance of debt, the company entered into 3 month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 2.15% Notes and the payment dates of the swaps coincide with the payment dates of the notes. The swap contracts provide for the company to pay a variable interest rate of 3 month USD LIBOR plus a spread of 0.4194% (0.72% at December 31, 2010) and to receive a fixed interest rate of 2.15%. The variable interest rate resets quarterly. The swaps have been accounted for as a fair value hedge of the 2.15% Notes.

3.25% Senior Notes due 2014

       On November 20, 2009, the company issued  $400 million principal amount of 3.25% Senior Notes due 2014. Interest on the notes is payable on May 20 and November 20 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       At the issuance of debt, the company entered into 3 month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 3.25% Notes and the payment dates of the swaps coincide with the payment dates of the 3.25% Notes. The swap contracts provide for the company to pay a variable interest rate of 3 month USD LIBOR plus a spread of 0.7245% (1.01% at December 31, 2010) and to receive a fixed interest rate of 3.25%. The variable interest rate resets quarterly. The swaps have been accounted for as a fair value hedge of the 3.25% Notes.

3.20% Senior Notes due 2015

       On April 27, 2010, the company issued  $450 million principal amount of 3.20% Senior Notes due 2015. Interest on the notes is payable on May 1 and November 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

       At the issuance of debt, the company entered into six-month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 3.20% Notes and the payment dates of the swaps coincide with the payment dates of the 3.20% Notes. The swap contracts provide for the company to pay a variable interest rate of six-month USD LIBOR plus a spread of 0.4512% (0.90% at December 31, 2010) and to receive a fixed interest rate of 3.20%. The variable interest rate resets semi-annually. The swaps have been accounted for as a fair value hedge of the 3.20% Notes.

5% Senior Notes due 2015

       In 2005, the company issued  $250 million principal amount of 5% Senior Notes due 2015. Interest on the notes is payable on June 1 and December 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       Prior to issuing this debt, the company entered into forward starting pay fixed swap agreements with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the swaps hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on  $250 million of principal amount of the 10-year fixed-rate debt issue (or any subsequent refinancing of such debt). The change in the fair value of the hedge upon termination was  $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2015.

4.70% Senior Notes due 2020

       On April 27, 2010, the company issued  $300 million principal amount of 4.70% Senior Notes due 2020. Interest on the notes is payable on May 1 and November 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

6 3/4% Senior Subordinated Notes due 2014

       At the closing date of the merger with Fisher, the company assumed  $300 million principal amount of 6 3/4% Senior Subordinated Notes due 2014. Interest on the notes was payable on February 15 and August 15 of each year. The notes were redeemed at a redemption price of 103.375% of the principal amount plus accrued interest in December 2009 for a total cash outlay of  $317 million. The company recorded a loss of  $5 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

6 1/8% Senior Subordinated Notes due 2015

       At the closing date of the merger with Fisher, the company assumed  $500 million principal amount of 6 1/8% Senior Subordinated Notes due 2015. Interest on the notes was payable on January 1 and July 1 of each year. The notes were redeemed at a redemption price of 103.063% of the principal amount in July 2010 for a total cash outlay of  $515 million plus accrued interest. The company recorded a loss of  $15 million in 2010 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Litigation and Related Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10.       Commitments and Contingencies

Operating Leases

       The company leases certain logistics, office, and manufacturing facilities. Income from continuing operations includes expense from operating leases of  $123.5 million,  $107.6 million and  $108.2 million in 2010, 2009 and 2008, respectively. The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2010:

(In millions)

2011	$103.2
2012	81.4
2013	61.2
2014	45.2
2015	35.7
Thereafter	68.6

$395.3

Purchase Obligations

       The company has entered into unconditional purchase obligations, in the ordinary course of business, that include agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. Purchase obligations exclude agreements that are cancelable at any time without penalty. The aggregate amount of the company's unconditional purchase obligations totaled  $210.9 million at December 31, 2010 and the majority of these obligations are expected to be settled during 2011.

Letters of Credit, Guarantees and Other Commitments

       Outstanding letters of credit and bank guarantees totaled  $96.4 million at December 31, 2010, including  $3.9 million for businesses that have been sold. The expiration of these credits and guarantees ranges through 2099.

       Outstanding surety bonds and other guarantees totaled  $46.7 million at December 31, 2010. The expiration of these bonds and guarantees ranges through 2013.

       The letters of credit, bank guarantees and surety bonds principally secure performance obligations, and allow the holder to draw funds up to the face amount of the letter of credit, bank guarantee or surety bond if the applicable business unit does not perform as contractually required.

       In connection with the sale of businesses of the company, the buyers have assumed certain contractual obligations of such businesses and have agreed to indemnify the company with respect to those assumed liabilities. In the event a third-party to a transferred contract does not recognize the transfer of obligations or a buyer defaults on its obligations under the transferred contract, the company could be liable to the third-party for such obligations. However, in such event, the company would be entitled to indemnification by the buyer.

       The company has funding commitments totaling  $6.2 million at December 31, 2010, related to investments it owns.

Indemnifications

       In conjunction with certain transactions, primarily divestitures, the company has agreed to indemnify the other parties with respect to certain liabilities related to the businesses that were sold or leased properties that were abandoned (e.g., retention of certain environmental, tax, employee and product liabilities). The scope and duration of such indemnity obligations vary from transaction to transaction. Where appropriate, an obligation for such indemnifications is recorded as a liability. Generally, a maximum obligation cannot be reasonably estimated. Other than obligations recorded as liabilities at the time of divestiture, historically the company has not made significant payments for these indemnifications.

       In connection with the company's efforts to reduce the number of facilities that it occupies, the company has vacated some of its leased facilities or sublet them to third parties. When the company sublets a facility to a third-party, it remains the primary obligor under the master lease agreement with the owner of the facility. As a result, if a third-party vacates the sublet facility, the company would be obligated to make lease or other payments under the master lease agreement. The company believes that the financial risk of default by sublessors is individually and in the aggregate not material to the company's financial position or results of operations.

       In connection with the sale of products in the ordinary course of business, the company often makes representations affirming, among other things, that its products do not infringe on the intellectual property rights of others and agrees to indemnify customers against third-party claims for such infringement. The company has not been required to make material payments under such provisions.

Litigation and Related Contingencies

       There are various lawsuits and claims pending against the company involving product liability, contract, commercial and other issues. In view of the company's financial condition and the accruals established for these matters, management does not believe that the ultimate liability, if any, related to these matters will have a material adverse effect on the company's financial condition, results of operations or cash flows.

       The company establishes a liability that is an estimate of amounts needed to pay damages in the future for events that have already occurred. The accrued liabilities are based on management's judgment as to the probability of losses for asserted and unasserted claims and, where applicable, actuarially determined estimates. The reserve estimates are adjusted as additional information becomes known or payments are made.

       The company accrues the most likely amount or at least the minimum of the range of probable loss when a range of probable loss can be estimated. The range of probable loss for product liability, workers compensation and other personal injury matters of the company's continuing operations at December 31, 2010, was approximately  $214 million to  $307 million on an undiscounted basis. The portion of these liabilities assumed in the merger with Fisher was recorded at its fair (present) value at the date of merger. The company's reserve for these matters in total, including the discounted liabilities, was  $156 million at December 31, 2010 (or  $217 million undiscounted). The reserve includes estimated defense costs and is gross of estimated amounts due from insurers of  $99 million at December 31, 2010 (or  $137 million undiscounted). The portion of these insurance assets assumed in the merger with Fisher was also recorded at its fair value at the date of merger. In addition to the above reserves, as of December 31, 2010, the company had product liability reserves of  $8 million (undiscounted) relating to divested businesses.

       The assets and liabilities assumed at the acquisition date were ascribed a fair value based on the present value of expected future cash flows, using a discount rate equivalent to the risk free rate of interest for monetary assets with comparable maturities (weighted average discount rate of 4.67%). The discount on the liabilities of approximately  $61 million and the discount on the assets of approximately  $37 million (net discount  $24 million) are being accreted to interest expense over the expected settlement period.

       Although the company believes that the amounts reserved and estimated recoveries are probable and appropriate based on available information, including actuarial studies of loss estimates, the process of estimating losses and insurance recoveries involves a considerable degree of judgment by management and the ultimate amounts could vary materially. Insurance contracts do not relieve the company of its primary obligation with respect to any losses incurred. The collectability of amounts due from its insurers is subject to the solvency and willingness of the insurer to pay, as well as the legal sufficiency of the insurance claims. Management monitors the financial condition and ratings of its insurers on an ongoing basis.

       The company is currently involved in various stages of investigation and remediation related to environmental matters. The company cannot predict all potential costs related to environmental remediation matters and the possible impact on future operations given the uncertainties regarding the extent of the required cleanup, the complexity and interpretation of applicable laws and regulations, the varying costs of alternative cleanup methods and the extent of the company's responsibility. Expenses for environmental remediation matters related to the costs of permit requirements and installing, operating and maintaining groundwater-treatment systems and other remedial activities related to historical environmental contamination at the company's domestic and international facilities were not material in any period presented. The company records accruals for environmental remediation liabilities, based on current interpretations of environmental laws and regulations, when it is probable that a liability has been incurred and the amount of such liability can be reasonably estimated. The company calculates estimates based upon several factors, including reports prepared by environmental specialists and management's knowledge of and experience with these environmental matters. The company includes in these estimates potential costs for investigation, remediation and operation and maintenance of cleanup sites. Having assumed environmental liabilities in the merger with Fisher, the company was required to discount the estimate of loss to fair (present) value. This fair value was ascribed by using a discount rate of 4.73%, which was the risk free interest rate for monetary assets with maturities comparable to that of the environmental liability. The remaining discount of  $8 million is being accreted by charges to interest expense over the estimated maturity period of 30 years. At December 31, 2010 and 2009, the company's total environmental liability was approximately  $22 million and  $23 million, respectively.

       Management believes that its reserves for environmental matters are adequate for the remediation costs the company expects to incur. As a result, the company believes that the ultimate liability with respect to environmental remediation matters will not have a material adverse effect on the company's financial position, results of operations or cash flows. However, the company may be subject to additional remedial or compliance costs due to future events, such as changes in existing laws and regulations, changes in agency direction or enforcement policies, developments in remediation technologies or changes in the conduct of the company's operations, which could have a material adverse effect on the company's financial position, results of operations or cash flows. Although these environmental remediation liabilities do not include third-party recoveries, the company may be able to bring indemnification claims against third parties for liabilities relating to certain sites.

Comprehensive Income and Shareholders Equity	12 Months Ended
Dec. 31, 2010
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Comprehensive Income and Shareholders Equity

Note 11.       Comprehensive Income and Shareholders' Equity

Comprehensive Income

       Comprehensive income combines net income and other comprehensive items. Other comprehensive items represent certain amounts that are reported as components of shareholders' equity in the accompanying balance sheet.

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2010	2009

Cumulative Translation Adjustment	$134.5	$161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1.0)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)

	$43.6	$92.0

       An after tax gain on available-for-sale investments of  $0.1 million was reclassified from accumulated other comprehensive items to net income in 2010. After-tax net losses on available-for-sale investments of  $0.7 million and  $4.3 million, were reclassified from accumulated other comprehensive items to net income in 2009 and 2008, respectively.

       The unrealized loss on hedging instruments relates to the company's 5% Senior Notes due 2015 (see Note 9) and is being amortized over the term of the debt. The after-tax charge recognized in net income was  $0.2 million in 2010, 2009 and 2008.

       The after-tax pension and other postretirement benefit liability adjustments recognized in net income in 2010, 2009 and 2008 were  $1.2 million,  $1.1 million and  $1.0 million, respectively.

Shareholders' Equity

       At December 31, 2010, the company had reserved 51,693,436 unissued shares of its common stock for possible issuance under stock-based compensation plans and for possible conversion of the company's convertible debentures.

       The company has 50,000 shares of authorized but unissued  $100 par value preferred stock.

       The company has distributed rights under a shareholder rights plan adopted by the company's Board of Directors to holders of outstanding shares of the company's common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock,  $100 par value, at a purchase price of  $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock.

       In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company's assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock.

       At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of  $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

       As a result of the November 2006 merger with Fisher, warrants to purchase shares of Fisher common stock were converted into warrants to purchase 3,307,170 shares of company common stock at an exercise price of  $4.83 per share. These warrants had a fair value of  $113.2 million at the merger date, which was recorded as part of the merger consideration. All of the outstanding warrants were exercised in January 2008.

Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Fair Value of Financial Instruments Disclosure [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

Note 12.       Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

       The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2010. The company's financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, mutual funds holding publicly traded securities, derivative contracts used to hedge the company's currency and interest rate risks and other investments in unit trusts and insurance contracts held as assets to satisfy outstanding retirement liabilities.

       The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

       Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

       Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

       Level 3: Inputs are unobservable data points that are not corroborated by market data.

       The following tables present information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$1,081.7	$1,081.7	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	32.9	32.9	—	—
Insurance contracts	31.9	—	31.9	—
Auction rate securities	5.4	—	—	5.4
Derivative contracts	4.5	—	4.5	—

Total Assets	$1,156.4	$1,114.6	$36.4	$5.4

Liabilities
Derivative contracts	$10.3	$—	$10.3	$—
Contingent consideration	0.6	—	—	0.6

Total Liabilities	$10.9	$—	$10.3	$0.6

       Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

2009
Mutual Fund and Unit Trust Investments	$31.2	$26.9	$4.3	$—
Auction Rate Securities	5.4	6.0	—	0.6

	$36.6	$32.9	$4.3	$0.6

       The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2010, 2009 and 2008.

       In addition to available-for-sale investments, the company had  $4.3 million and  $1.7 million of trading securities, consisting of debt and equity securities, at December 31, 2010 and 2009, respectively.

       The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. During 2009, the company recorded in other expense, net,  $0.3 million of impairment charge on the auction rate securities for declines in value deemed attributable to credit losses exceeding six to nine months duration and thus considered other-than-temporary. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value are recorded in selling, general and administrative expense. The following tables provide a rollforward of the fair value, as determined by Level 3 inputs, of the auction rate securities and contingent consideration.

	Auction Rate Securities
(In millions)	2010	2009

Beginning Balance	$5.4	$5.7
Total impairment losses included in earnings	—	(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4

Ending Balance	$4.6	$5.4

	Contingent Consideration
(In millions)	2010	2009

Beginning Balance	$0.6	$—
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	—
Change in fair value included in earnings	5.2	—
Currency translation	0.1	—

Ending Balance	$28.7	$0.6

       The notional amounts of derivative contracts outstanding totaled  $1.78 billion and  $1.24 billion at year-end 2010 and 2009, respectively. The fair value of such contracts is the estimated amount that the company would receive upon liquidation of the contracts, taking into account the change in currency exchange rates.

       The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
(In millions)	2010	2009	2010	2009

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$37.3	$—	$—	$9.5
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	2.8	4.5	3.5	0.8

Total derivatives	$40.1	$4.5	$3.5	$10.3

(a)	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
(b)	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

	Gain (Loss) Recognized
(In millions)	2010	2009

Derivatives Designated as Fair Value Hedges
Interest rate contracts	$20.3	$1.4
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	35.8	(6.9)

Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsetting losses and gains on the underlying transactions.

Fair Value of Other Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	2010		2009
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.4	$7.4	$6.8	$6.8

Debt Obligations:
Convertible obligations	$327.9	$461.4	$657.9	$992.0
Senior notes	1,784.9	1,806.3	989.6	1,016.1
Senior subordinated notes	—	—	500.0	520.1
Other	24.3	24.3	34.0	34.0

	$2,137.1	$2,292.0	$2,181.5	$2,562.2

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information Disclosure [Abstract]
Supplemental Cash flow Information [Text Block]

Note 13.       Supplemental Cash Flow Information

(In millions)	2010	2009	2008

Cash Paid For:
Interest	$82.5	$99.7	$129.5

Income Taxes	$370.4	$329.8	$292.1

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$805.0	$825.3	$265.7
Cash paid for acquired businesses and product lines	(651.5)	(623.7)	(204.9)

Liabilities assumed of acquired businesses and product lines	$153.5	$201.6	$60.8

Conversion of convertible debt	$—	$—	$2.8

Issuance of restricted stock	$1.4	$1.1	$21.9

Issuance of stock upon vesting of restricted stock units	$16.3	$7.0	$20.1

Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2010
Restructuring And Other Costs Net Disclosure [Abstract]
Restructuring and Other Costs, Net

Note 14.       Restructuring and Other Costs, Net

       Restructuring costs in 2010 in both segments primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the consolidation of manufacturing and research and development operations at a site in Germany with an existing site in the U.S. and the consolidation of production operations at a plant in Iowa with plants in Ohio and North Carolina. The 2010 charges include asset impairments as discussed below. Restructuring costs in 2009 in both segments primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the following: consolidation of production operations at a plant in the United Kingdom with plants in the U.S. and Germany; the Iowa and Germany closures discussed above; the consolidation of operations at a plant in the Netherlands with plants in the United Kingdom and the U.S; and completion of the relocation of a manufacturing site in France to an existing site in Germany. Restructuring costs in 2008 included reductions in headcount within several businesses due to economic uncertainty affecting end markets and consolidating or transferring manufacturing operations from various sites in Europe, the U.S. and Australia to other sites. The 2008 costs also included charges for asset impairment, litigation and other matters discussed by segment below, net of pension curtailment gains.

       As of February 24, 2011, the company has identified restructuring actions that will result in additional charges of approximately  $35 million, primarily in the first half of 2011.

2010

       During 2010, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$11.2	$4.8	$—	$16.0
Selling, General and Administrative Expenses	14.1	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	36.6	23.4	0.4	60.4

	$61.9	$28.0	$(10.5)	$79.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded  $61.9 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of  $11.2 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of  $14.1 million for transaction costs primarily related to the pending Dionex acquisition (Note 2) and, to a lesser extent, revisions of estimated contingent consideration, principally related to the acquisition of Ahura; and  $36.6 million of other costs, net. These other costs consisted of  $18.9 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including  $13.1 million of severance for approximately 170 employees primarily in manufacturing and sales and service functions;  $3.0 million of abandoned facility costs; and  $2.8 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded  $17.7 million of charges primarily due to impairment of intangible assets associated with several small business units.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded  $28.0 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of  $4.8 million primarily for accelerated depreciation at facilities closing due to real estate consolidation;  $14.3 million in cash costs described below; and  $9.1 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included  $5.1 million of severance for approximately 80 employees primarily in manufacturing, administrative, and sales and service functions;  $4.0 million of abandoned facility costs; and  $5.2 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of  $9.1 million were related to a provision for loss on a patent infringement claim that arose at a business unit prior to its acquisition by the company and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

       The company recorded  $10.5 million, net, of income including  $10.9 million as a reduction of selling, general and administrative expenses at its corporate office in 2010, the majority of which was a gain on settlement with product liability insurers.

2009

       The company recorded net restructuring and other costs by segment for 2009 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$4.7	$2.0	$—	$6.7
Selling, General and Administrative Expenses	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	35.6	21.7	1.9	59.2

	$42.4	$23.1	$1.9	$67.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded  $42.4 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of  $4.7 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation, charges to selling, general and administrative expenses of  $2.1 million for transaction costs related to the B.R.A.H.M.S. acquisition (Note 2) and  $35.6 million of other costs, net. These other costs consisted of  $40.2 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including  $29.8 million of severance for approximately 520 employees primarily in manufacturing and sales and service functions;  $5.5 million of abandoned facility costs; and  $4.9 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded  $4.6 million of income, net, primarily due to a gain on the settlement of a litigation-related matter assumed as part of the merger with Fisher Scientific in 2006, offset partially by a  $2.5 million charge for pension termination benefits.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded  $23.1 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of  $2.0 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation; net gain in selling, general and administrative expenses of  $0.6 million primarily for settlement of certain pre-merger Fisher product liability-related matters partially offset by transaction costs related to the acquisition of Biolab;  $17.9 million in cash costs described below; and  $3.8 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included  $13.9 million of severance for approximately 370 employees primarily in manufacturing, administrative, and sales and service functions;  $1.1 million of abandoned facility costs; and  $2.9 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of  $3.8 million were related primarily to a loss on an abandoned facility held for sale that was sold in July 2009 and, to a lesser extent, the impairment of intangible and fixed assets related to a product line.

Corporate

       The company recorded  $1.9 million in restructuring and other charges at its corporate office in 2009,  $2.1 million of which were cash costs partially offset by a  $0.2 million gain on the sale of abandoned real estate. The cash costs were primarily abandoned facility costs and, to a lesser extent, severance.

2008

       The company recorded net restructuring and other costs by segment for 2008 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$0.7	$0.8	$—	$1.5
Restructuring and Other Costs, Net	41.6	8.9	(15.1)	35.4

	$42.3	$9.7	$(15.1)	$36.9

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded  $42.3 million of net restructuring and other charges in 2008. The segment recorded charges to cost of revenues of  $0.7 million, primarily for accelerated depreciation at facilities closing due to real estate consolidation, and  $41.6 million of other costs, net. These other costs consisted of  $23.1 million of cash costs, principally associated with headcount reductions and facility consolidations, including  $13.7 million of severance for approximately 500 employees across all functions;  $6.0 million of abandoned-facility costs; and  $3.4 million of other cash costs, primarily retention, relocation, moving expenses and contract termination costs associated with facility consolidations. The principal facility consolidations include consolidating bioprocess production operations into a new facility at a current site in Utah as well as continuing actions initiated prior to 2008 and beginning new actions to cease manufacturing activities at plants in New Mexico, Denmark and Australia and transfer their operations to other sites. The segment also recorded non-cash costs of  $18.5 million, including a  $7.0 million impairment of acquisition-related intangible assets associated with a small business unit acquired as part of Fisher in 2006, a  $5.0 million loss from a litigation-related matter assumed as part of the merger with Fisher, a  $2.9 million net loss on the sale of businesses,  $2.6 million for in-process research and development associated with an acquisition and  $1.0 million for asset write downs at abandoned facilities.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded  $9.7 million of net restructuring and other charges in 2008. The segment recorded charges to cost of revenues of  $0.8 million for the sale of inventories revalued at the date of acquisition, and  $8.9 million of other costs, net. These other costs consisted of  $11.1 million of cash costs, principally associated with headcount reductions and facility consolidations, including  $8.5 million of severance for approximately 380 employees primarily in manufacturing and administrative functions;  $0.8 million of abandoned-facility costs; and  $1.8 million of other cash costs primarily for retention, relocation and moving expenses. The facility consolidations principally included moving the manufacture of certain laboratory consumables products from existing facilities in California and New York to a new facility in Mexico and continuing the move of a manufacturing site in France to Germany. The segment also recorded non-cash income of  $2.2 million primarily from a gain on the sale of real estate.

Corporate

       The company recorded  $15.1 million of restructuring and other income at its corporate office in 2008. The company curtailed part of a defined benefit plan and, as a result, recorded a gain of  $19.2 million. The company also recorded a  $2.5 million writedown to estimated disposal value of real estate held for sale,  $1.7 million for a gain on the sale of used equipment and  $3.3 million in cash charges primarily for severance and, to a lesser extent, abandoned facility costs.

       The following tables summarize the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other	Total

Pre-2009 Restructuring Plans
Balance At December 31, 2007	$11.0	$4.7	$3.7	$19.4
Costs incurred in 2008 (c)	25.4	8.9	5.8	40.1
Reserves reversed (b)	(0.6)	(0.9)	(1.1)	(2.6)
Payments	(23.2)	(6.3)	(6.1)	(35.6)
Currency translation	(0.2)	(0.2)	(0.1)	(0.5)

Balance At December 31, 2008	12.4	6.2	2.2	20.8
Costs incurred in 2009 (d)	4.0	3.4	2.1	9.5
Reserves reversed (b)	(0.5)	(0.3)	(0.2)	(1.0)
Payments	(13.4)	(5.1)	(3.7)	(22.2)
Currency translation	—	0.1	(0.1)	—

Balance At December 31, 2009	2.5	4.3	0.3	7.1
Costs incurred in 2010 (e)	0.2	1.8	0.1	2.1
Reserves reversed (b)	(0.1)	(0.4)	—	(0.5)
Payments	(1.7)	(2.9)	(0.4)	(5.0)
Currency translation	(0.3)	—	—	(0.3)

Balance At December 31, 2010	$0.6	$2.8	$—	$3.4

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

2009 Restructuring Plans
Costs incurred in 2009 (d)	$43.7	$6.3	$6.0	$56.0
Reserves reversed (b)	(2.7)	(1.5)	(0.1)	(4.3)
Payments	(21.2)	(2.8)	(4.3)	(28.3)
Currency translation	(0.1)	0.3	0.2	0.4

Balance At December 31, 2009	19.7	2.3	1.8	23.8
Costs incurred in 2010 (e)	9.6	4.0	4.9	18.5
Reserves reversed (b)	(2.2)	(0.4)	(0.4)	(3.0)
Payments	(18.7)	(3.5)	(6.1)	(28.3)
Currency translation	(0.8)	—	(0.1)	(0.9)

Balance At December 31, 2010	$7.6	$2.4	$0.1	$10.1

2010 Restructuring Plans
Costs incurred in 2010 (e)	$11.0	$1.8	$3.7	$16.5
Payments	(8.9)	(1.4)	(3.5)	(13.8)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	$2.2	$0.5	$0.1	$2.8

(a)       Employee retention costs are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of  $2 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of  $1 million of non-cash income, net, which are detailed by segment above.

(e)       Excludes an aggregate of  $27 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2011; and abandoned-facility payments, over lease terms expiring through 2016.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations Disclosure [Abstract]
Discontinued Operations [Text Block]

Note 15.       Discontinued Operations

              On April 4, 2011, the company sold two businesses. The results of both businesses have been included in the accompanying financial statements as discontinued operations. See Note 17.

       In 2010, the company recorded additional proceeds related to a business divested in 2003, resulting in an after-tax gain of  $2.5 million.

       In 2008, the company recorded additional proceeds and the reversal of a reserve on a note receivable related to a business divested in 2003, resulting in an after-tax gain of  $6 million. The note was collected in July 2008.

Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Information Disclosure [Abstract]
Unaudited Quarterly Information [Text Block]

Note 16.       Unaudited Quarterly Information

	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,626.9	$2,595.7	$2,628.7	$2,718.9
Gross Profit	1,066.4	1,048.9	1,061.5	1,120.4
Income from Continuing Operations	224.6	228.7	258.8	284.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.55	.56	.65	.72
Diluted	.54	.55	.64	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of  $23.6 million and after-tax income of  $7.7 million related to the company's discontinued operations.

(b)       Costs of  $11.7 million and after-tax income of  $8.6 million related to the company's discontinued operations.

(c)       Costs of  $13.3 million and after-tax income of  $9.7 million related to the company's discontinued operations.

(d)       Costs of  $30.8 million and after-tax income of  $12.6 million related to the company's discontinued operations.

	2009
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,212.4	$2,433.9	$2,481.2	$2,784.1
Gross Profit	860.4	956.2	978.6	1,102.6
Income from Continuing Operations	145.4	199.1	213.5	265.2
Net Income	148.9	206.9	221.2	273.3
Earnings per Share from Continuing Operations:
Basic	.35	.48	.52	.65
Diluted	.34	.47	.51	.63
Earnings per Share:
Basic	.36	.50	.54	.67
Diluted	.35	.49	.53	.65

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of  $12.1 million and after-tax income of  $3.5 million related to the company's discontinued operations.

(b)       Costs of  $12.4 million and after-tax income of  $7.8 million related to the company's discontinued operations.

(c)       Costs of  $13.8 million and after-tax income of  $7.7 million related to the company's discontinued operations.

(d)       Costs of  $29.1 million and after-tax income of  $8.1 million related to the company's discontinued operations.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events Disclosure [Abstract]
Subsequent Events [Text Block]

Note 17.       Subsequent Events

Sale of Businesses

       On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena), part of the Analytical Technologies segment, for  $740 million in cash and its Lancaster Laboratories business (Lancaster), part of the Laboratory Products and Services segment, for  $180 million in cash and escrowed proceeds of  $20 million, due in October 2012. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of the discontinued operations were as follows:

	Year Ended
(In millions)	2010	2009	2008

Revenues	$226.2	$205.3	$190.5
Pre-tax Income	58.9	46.6	35.1

		December 31,	December 31,
		2010	2009

Other Current Assets		$64.8	$54.6
Other Assets		451.0	468.5
Other Accrued Expenses		17.6	16.5
Other Long-term Liabilities		58.4	62.8

Issuance of Debt

       On February 22, 2011, the company issued  $2.2 billion principal amount of senior notes, as detailed below, to fund its pending acquisition of Dionex (see Note 2) and for general corporate purposes. All of these notes are subject to a special mandatory redemption provision. If the company does not consummate the Dionex acquisition by September 30, 2011, the company will be required to redeem all of the notes in whole at a redemption price of 101% of the aggregate principal, plus accrued and unpaid interest.

2.05% Senior Notes due 2014

       On February 22, 2011, the company issued  $300 million principal amount of 2.05% Senior Notes due 2014. Interest on the notes is payable on February 21 and August 21 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

       At the issuance of debt, the company entered into six-month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 2.05% Notes and the payment dates of the swaps coincide with the payment dates of the 2.05% Notes. The swap contracts provide for the company to pay a variable interest rate of six-month USD LIBOR plus a spread of 0.4112% (0.88% at February 22, 2011) and to receive a fixed interest rate of 2.05%. The variable interest rate resets semi-annually. The swaps will be accounted for as a fair value hedge of the 2.05% Notes.

3.20% Senior Notes due 2016

       On February 22, 2011, the company issued  $900 million principal amount of 3.20% Senior Notes due 2016. Interest on the notes is payable on March 1 and September 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

4.50% Senior Notes due 2021

       On February 22, 2011, the company issued  $1.00 billion principal amount of 4.50% Senior Notes due 2021. Interest on the notes is payable on March 1 and September 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts Disclosure [Abstract]
Schedule II - Valuation And Qualifying Accounts [Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2010	$46.4	$2.0	$0.3	$(10.1)	$0.6	$39.2

Year Ended December 31, 2009	$41.9	$7.3	$1.0	$(6.3)	$2.5	$46.4

Year Ended December 31, 2008	$45.1	$4.6	$0.1	$(7.6)	$(0.3)	$41.9

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2010		$30.9	$33.6	$(47.1)	$(1.1)	$16.3

Year Ended December 31, 2009		$20.8	$60.2	$(50.5)	$0.4	$30.9

Year Ended December 31, 2008		$19.4	$37.5	$(35.6)	$(0.5)	$20.8

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes  $27 million of non-cash expense, net, in 2010 and  $1 million and  $2 million of non-cash income, net in 2009 and 2008, respectively, as described in Note 14.
  Represents the effects of currency translation.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policy Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Revenue Recognition, Policy [Text Block]

Revenue Recognition and Accounts Receivable

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including biopharma outsourcing, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2010 balance sheet will be recognized within one year.

Receivables, Policy [Text Block]

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on historical write-off experience. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

Shipping and Handling Cost, Policy [Text Block]	The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.
Warranty Obligations Policy [Text Block]

Warranty Obligations

       The company provides for the estimated cost of product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet.

Income Tax, Policy [Text Block]

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings Per Share, Policy [Text Block]

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents, Policy [Text Block]

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investment, Policy [Text Block]

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “Accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income (Note 4). Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value. At December 31, 2010 and 2009, the company had cost method investments with carrying amounts of  $10.6 million and  $10.4 million, respectively, which are included in other assets.

Inventory, Policy [Text Block]

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income.

Property, Plant and Equipment, Policy [Text Block]

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment, 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income.

Goodwill And Intangible Assets Policy Text Block

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired.

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. The company completed annual tests for impairment at December 31, 2010 and 2009, and determined that goodwill was not impaired.

Asset Retirement Obligations Policy [Text Block]

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense.

Commitments and Contingencies, Policy [Text Block]

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising Costs, Policy [Text Block]

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years. The company has capitalized advertising costs of  $3.7 million and  $6.3 million at December 31, 2010 and 2009, respectively, included in other assets in the accompanying balance sheet. Direct-response advertising consists of external catalog production and mailing costs, and amortization begins on the date the catalogs are first mailed. Advertising expense, which includes amortization of capitalized direct-response advertising, as described above, was  $27.2 million,  $31.1 million and  $35.0 million in 2010, 2009 and 2008, respectively. Included in advertising expense was catalog amortization of  $6.8 million,  $11.1 million and  $13.1 million for 2010, 2009 and 2008, respectively.

Foreign Currency Transactions and Translations Policy [Text Block]

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “Accumulated other comprehensive items” component of shareholders' equity. Currency transaction gains and losses are included in the accompanying statement of income and are not material for the three years presented.

Derivatives, Policy [Text Block]

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes all derivatives, including forward currency-exchange contracts, in the balance sheet at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain operational and balance sheet exposures resulting from changes in currency exchange rates. Such exposures result from purchases, sales and intercompany loans that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in Euros, British pounds sterling, Chinese yuan, Japanese yen, Australian dollars, Indian rupees, Canadian dollars and Chilean pesos. The company enters into these currency-exchange contracts to hedge anticipated product purchases and sales as well as assets and liabilities arising in the normal course of business, principally accounts receivable and intercompany loans. Accordingly, the hedges are not speculative in nature. As part of the company's overall strategy to manage the level of exposure to the risk of currency-exchange fluctuations, some business units hedge a portion of their currency exposures anticipated over the ensuing 12-month period, using exchange contracts that have maturities of 12 months or less. The company has elected not to account for its forward-currency exchange contracts entered into for purposes other than anticipated purchases or sales as hedges. These derivatives are recorded at fair value in its balance sheet in other current assets or other accrued expenses with the changes in fair value reflected immediately in earnings (Note 12). As of December 31, 2010, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2010, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2009 and 2010, in connection with new debt issuances, the company entered into interest rate swap arrangements (Notes 9 and 12). The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

       In September 2009, the Emerging Issues Task Force issued new rules pertaining to the accounting for revenue arrangements with multiple customer deliverables and for software-enabled products. The new rule pertaining to arrangements under which the company has multiple customer deliverables provides an alternative method for establishing the fair value of a deliverable when vendor specific objective evidence or third-party evidence is not available. The guidance requires the determination of the best estimate of selling price to separate deliverables and allows the allocation of the customer's consideration using this relative selling price model. The new guidance pertaining to software-enabled products revised the existing software accounting guidance to exclude equipment where the software is more than incidental to the value of the product. Under the new standard, such equipment is accounted for under revenue recognition criteria applicable to tangible products instead of that applicable to software. The company adopted the rules prospectively on January 1, 2010. Adoption did not materially affect the company's results of operations or financial position.

       Effective January 1, 2010, the company adopted new accounting guidance pertaining to the consolidation assessment of variable interest entities. The new guidance requires the company to determine whether its variable interests in third party entities give the company a controlling financial interest in the entities. This amended guidance replaces the previous quantitative approach for identifying when enterprises should consolidate variable interest entities with a qualitative analysis, based on which enterprise has both (1) the power to direct the economic activities of a variable interest entity and (2) the obligation to absorb losses or receive benefits from the entity that could be significant to the variable interest entity. Adoption of this standard did not have an impact on the company's results of operations or financial position.

Use Of Estimates [Text Block]

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Stockbased Compensation Plans (Policies)	12 Months Ended
Dec. 31, 2010
Stock-based Compensation Expense Disclosure [Abstract]
Stock-based Compensation Plans

Stock Options

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

Pension and Other Postretirement Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefit Plans Policies [Abstract]
Defined Benefit Pension Plans

Defined Benefit Pension Plans

       Employees of a number of non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also has postretirement healthcare programs at several acquired businesses, in which certain employees at those businesses are eligible to participate. The costs of the healthcare program are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial (gains) losses and prior service costs (credits) that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When an employer is acquired as part of a merger, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policy Tables [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

(In millions)

Balance at December 31, 2008	$44.1
Provision charged to income	38.9
Usage	(40.6)
Adjustments to previously provided warranties, net	1.9
Other, net	0.9

Balance at December 31, 2009	45.2
Provision charged to income	40.8
Usage	(42.7)
Adjustments to previously provided warranties, net	(1.5)
Other, net	(0.1)

Balance at December 31, 2010	$41.7

Schedule of Inventory Current [Table Text Block]	The components of inventories are as follows:
	December 31,
(In millions)	2010	2009

Raw Materials	$281.6	$261.0
Work in Process	108.4	115.3
Finished Goods	782.9	753.1

	$1,172.9	$1,129.4

Property, Plant and Equipment [Text Block]

Property, plant and equipment consists of the following:

	December 31,
(In millions)	2010	2009

Land	$142.9	$145.1
Buildings and Improvements	667.4	646.8
Machinery, Equipment and Leasehold Improvements	1,388.9	1,210.7

	2,199.2	2,002.6
Less: Accumulated Depreciation and Amortization	839.0	716.7

	$1,360.2	$1,285.9

Schedule of Finite-Lived Intangible Assets by Major Class [Text Block]

Acquisition-related intangible assets are as follows:

		Accumulated
(In millions)	Gross	Amortization	Net

Continuing Operations:
2010
Definite Lives:
Customer relationships	$5,215.8	$(1,741.3)	$3,474.5
Product technology	1,266.7	(546.1)	720.6
Tradenames	605.3	(221.6)	383.7
Patents	19.7	(17.9)	1.8
Other	14.0	(12.2)	1.8

	7,121.5	(2,539.1)	4,582.4
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9
In-process research and development	4.4	—	4.4

	$8,452.8	$(2,539.1)	$5,913.7
2009
Definite Lives:
Customer relationships	$5,046.9	$(1,362.4)	$3,684.5
Product technology	1,161.4	(433.9)	727.5
Tradenames	644.6	(196.1)	448.5
Patents	20.3	(17.7)	2.6
Other	13.3	(10.9)	2.4

	6,886.5	(2,021.0)	4,865.5
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9

	$8,213.4	$(2,021.0)	$6,192.4

Discontinued Operations:
2010
Definite Lives:
Customer relationships	$70.7	$(25.4)	$45.3
Product technology	55.9	(24.1)	31.8
Tradenames	70.9	(20.6)	50.3

	$197.5	$(70.1)	$127.4
2009
Definite Lives:
Customer relationships	$70.9	$(19.2)	$51.7
Product technology	55.8	(18.3)	37.5
Tradenames	71.0	(15.6)	55.4

	$197.7	$(53.1)	$144.6

Schedule of Indefinite-lived Intangible Assets by Major Class [Text Block]

Acquisition-related intangible assets are as follows:

		Accumulated
(In millions)	Gross	Amortization	Net

Continuing Operations:
2010
Definite Lives:
Customer relationships	$5,215.8	$(1,741.3)	$3,474.5
Product technology	1,266.7	(546.1)	720.6
Tradenames	605.3	(221.6)	383.7
Patents	19.7	(17.9)	1.8
Other	14.0	(12.2)	1.8

	7,121.5	(2,539.1)	4,582.4
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9
In-process research and development	4.4	—	4.4

	$8,452.8	$(2,539.1)	$5,913.7
2009
Definite Lives:
Customer relationships	$5,046.9	$(1,362.4)	$3,684.5
Product technology	1,161.4	(433.9)	727.5
Tradenames	644.6	(196.1)	448.5
Patents	20.3	(17.7)	2.6
Other	13.3	(10.9)	2.4

	6,886.5	(2,021.0)	4,865.5
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9

	$8,213.4	$(2,021.0)	$6,192.4

Discontinued Operations:
2010
Definite Lives:
Customer relationships	$70.7	$(25.4)	$45.3
Product technology	55.9	(24.1)	31.8
Tradenames	70.9	(20.6)	50.3

	$197.5	$(70.1)	$127.4
2009
Definite Lives:
Customer relationships	$70.9	$(19.2)	$51.7
Product technology	55.8	(18.3)	37.5
Tradenames	71.0	(15.6)	55.4

	$197.7	$(53.1)	$144.6

Schedule Of Expected Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

Continuing Operations
2011	$533.3
2012	523.9
2013	516.8
2014	485.0
2015	468.7
2016 and thereafter	2,054.7

$4,582.4

Discontinued Operations
2011	$16.6
2012	16.5
2013	16.6
2014	16.0
2015	15.9
2016 and thereafter	45.8

$127.4

Schedule of Goodwill [Text Block]

The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Balance at December 31, 2008	$2,981.2	$5,420.8	$8,402.0
Acquisitions	202.7	67.0	269.7
Finalization of purchase price allocations for 2008 acquisitions	(0.6)	3.4	2.8
Tax benefit from Fisher equity awards	(0.7)	(1.6)	(2.3)
Currency translation	19.4	20.8	40.2
Other	(7.4)	2.0	(5.4)

Balance at December 31, 2009	3,194.6	5,512.4	8,707.0
Acquisitions	308.8	5.0	313.8
Tax benefit from Fisher equity awards	(7.2)	(14.7)	(21.9)
Currency translation	(11.9)	7.4	(4.5)
Other	(7.4)	8.7	1.3

Balance at December 31, 2010	$3,476.9	$5,518.8	$8,995.7

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions Disclosure Tables [Abstract]
Components of Purchase Price Allocation

       The components of the purchase price allocations for 2010 acquisitions are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$145.5	$647.2
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.3)	(45.7)

	$166.4	$58.3	$260.4	$145.2	$630.3

Allocation
Current assets	$22.3	$6.1	$19.9	$29.2	$77.5
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.1	170.2
Product technology	30.4	18.6	73.5	24.7	147.2
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	119.9	59.2	313.8
Other assets	0.1	2.0	3.0	7.4	12.5
Liabilities assumed	(46.1)	(12.8)	(38.7)	(28.3)	(125.9)

	$166.4	$58.3	$260.4	$145.2	$630.3

       The components of the purchase price allocations for 2009 acquisitions, as revised in 2010 for finalization of the purchase price allocations are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other Analytical Technologies	Other Laboratory Products and Services	Total

Purchase Price
Cash paid	$132.9	$454.1	$28.5	$7.4	$622.9
Debt assumed	—	32.3	0.4	0.5	33.2
Fair value of contingent consideration	—	—	0.6	—	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	—	(6.3)
Other	—	—	0.9	—	0.9

	$131.6	$481.6	$30.2	$7.9	$651.3

Allocation
Current assets	$38.2	$47.4	$3.7	$2.8	$92.1
Property, plant and equipment	3.3	32.9	0.7	0.1	37.0
Intangible assets:
Customer relationships	51.4	203.8	4.2	2.5	261.9
Product technology	0.9	135.2	6.9	—	143.0
Tradenames and other	1.3	9.4	0.2	—	10.9
Goodwill	62.3	183.4	19.3	4.7	269.7
Other assets	—	3.5	—	—	3.5
Liabilities assumed	(25.8)	(134.0)	(4.8)	(2.2)	(166.8)

	$131.6	$481.6	$30.2	$7.9	$651.3

       The components of the purchase price allocations for 2008 acquisitions, as revised in 2009 for finalization of the purchase price allocations and earned contingent purchase price payments where applicable, are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Purchase Price
Cash paid including transaction costs	$107.0	$91.9	$198.9
Debt assumed	0.1	8.1	8.2
Purchase price payable	2.0	3.1	5.1
Cash acquired	(1.5)	(1.9)	(3.4)

	$107.6	$101.2	$208.8

Allocation
Current assets	$12.7	$32.8	$45.5
Property, plant and equipment	3.4	15.3	18.7
Intangible assets:
Customer relationships	23.2	25.3	48.5
Product technology	25.7	6.3	32.0
Tradenames and other	5.1	2.9	8.0
Goodwill	54.0	46.0	100.0
Other assets	0.4	0.1	0.5
Liabilities assumed	(16.9)	(27.5)	(44.4)

	$107.6	$101.2	$208.8

Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Information Tables [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]
(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(In millions)	2010	2009	2008

Total Assets
Analytical Technologies	$7,582.7	$7,233.9	$7,000.4
Laboratory Products and Services	12,146.1	12,216.5	12,353.9
Corporate/Other (c)	1,620.6	2,174.6	1,735.7

Consolidated total assets	$21,349.4	$21,625.0	$21,090.0

Depreciation
Analytical Technologies	$89.7	$85.6	$86.3
Laboratory Products and Services	101.6	97.4	96.4

Consolidated depreciation	$191.3	$183.0	$182.7

Capital Expenditures
Analytical Technologies	$84.3	$77.0	$104.1
Laboratory Products and Services	147.9	91.1	135.5
Corporate/Other	25.6	31.9	11.8

Consolidated capital expenditures	$257.8	$200.0	$251.4

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

(c)       Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]
(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

Schedule of Revenues from External Customers and Long-lived Assets by Geographical Areas [Table Text Block]

(In millions)	2010	2009	2008

Revenues (d)
United States	$7,071.3	$6,658.7	$6,989.5
Germany	1,360.5	1,166.2	1,134.6
United Kingdom	869.3	891.1	978.2
Other	3,254.2	2,929.2	2,921.1
Transfers among geographical areas (e)	(1,985.1)	(1,733.6)	(1,710.2)

	$10,570.2	$9,911.6	$10,313.2

Long-lived Assets (f)
United States	$748.8	$707.0	$708.5
Germany	121.7	127.9	98.9
United Kingdom	170.4	158.2	129.3
Other	319.3	292.8	291.2

	$1,360.2	$1,285.9	$1,227.9

(d)       Revenues are attributed to countries based on selling location.

(e)       Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.

(f)       Includes property, plant and equipment, net.

Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2010
Other Expense, Net Tables [Abstract]
Other Expense, Net
(In millions)	2010	2009	2008

Interest Income	$12.5	$16.1	$51.7
Interest Expense	(84.7)	(118.0)	(151.5)
Gain (Loss) on Investments, Net	1.2	(3.1)	(5.6)
Other Items, Net	(29.3)	(16.7)	4.0

	$(100.3)	$(121.7)	$(101.4)

Stockbased Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock-based Compensation Expense Tables [Abstract]
Components of pre-tax stock-based compensation expense

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2010	2009	2008

Stock Option Awards	$48.7	$41.6	$35.6
Restricted share/Unit Awards	33.1	25.4	20.8

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

Allocation of stock-based compensation period costs

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2010	2009	2008

Cost of Revenues	$5.9	$6.1	$4.1
Selling, General and Administrative Expenses	74.1	58.8	50.7
Research and Development Expenses	1.8	2.1	1.6

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

Weighted average assumptions used in the Black-Scholes option pricing model

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2010	2009	2008

Expected Stock Price Volatility	32%	31%	22%
Risk Free Interest Rate	2.0%	2.2%	2.4%
Expected Life of Options (years)	4.1	3.8	4.4
Expected Annual Dividend per Share	$—	$—	$—

Summary of option activity

       A summary of option activity as of December 31, 2010 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2007	15.3	$33.99
Granted	4.4	55.23
Exercised	(3.2)	26.95
Canceled / Expired	(0.4)	48.47

Outstanding at December 31, 2008	16.1	40.72
Granted	7.3	37.45
Exercised	(1.7)	31.77
Canceled / Expired	(1.8)	50.43

Outstanding at December 31, 2009	19.9	39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15	4.5

Vested and Unvested Expected to Vest at
December 31, 2010	20.4	42.03	4.4	$273.6

Exercisable at December 31, 2010	10.8	39.73	3.3	$169.8

(a)       Market price per share on December 31, 2010 was  $55.36. The intrinsic value is zero for options with exercise prices above the market price.

Summary of restricted share/unit activity

       A summary of the status of the company's restricted shares/units as of December 31, 2010 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2007	791	$46.55
Granted	397	55.09
Vested	(374)	44.68
Forfeited	(19)	51.87

Unvested at December 31, 2008	795	47.80
Granted	1,475	39.76
Vested	(436)	46.34
Forfeited	(163)	43.59

Unvested at December 31, 2009	1,671	41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05

Pensions and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefit Plans Tables [Abstract]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$395.2	$408.5	$608.3	$511.7
Business combination	—	—	4.3	10.4
Service costs	0.3	0.8	11.4	9.7
Interest costs	21.1	20.6	30.7	28.6
Curtailment	—	(3.1)	(5.9)	(2.7)
Plan participants' contributions	—	—	3.3	3.1
Actuarial (gains) losses	16.7	(12.1)	38.8	31.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(10.5)	37.9

Benefit Obligation at End of Year	$413.6	$395.2	$656.3	$608.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$347.1	$292.0	$475.0	$368.9
Business combination	—	—	1.3	9.8
Actual return on plan assets	34.7	63.3	45.5	60.4
Employer contribution	0.4	11.3	21.5	27.3
Plan participants' contributions	—	—	3.3	3.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(12.0)	27.0

Fair Value of Plan Assets at End of Year	$362.5	$347.1	$510.5	$475.0

Funded Status	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Accumulated Benefit Obligation	$413.6	$395.2	$625.4	$581.8

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$2.3	$3.1
Current liability	—	—	(3.6)	(3.5)
Non-current liability	(51.1)	(48.1)	(144.5)	(132.9)

Net amount recognized	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$109.3	$98.1	$42.0	$24.4
Prior service credits	—	—	(0.5)	(0.5)

Net amount recognized	$109.3	$98.1	$41.5	$23.9

       The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2010 and 2009 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	3.34%	3.24%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%	5.37%	5.43%	5.20%
Average rate of increase in employee compensation	4.00%	4.00%	4.04%	3.24%	3.29%	3.60%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.59%	5.67%	6.08%

The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$11.6	$12.3	$32.2	$31.4
Service costs	—	—	0.4	0.6
Interest costs	0.6	0.6	1.8	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial (gains) losses	0.6	(0.8)	2.2	(0.9)
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)
Currency translation and other	—	—	0.4	1.3

Benefit Obligation at End of Year	$12.4	$11.6	$34.9	$32.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.4	0.5	2.1	2.0
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Accumulated Benefit Obligation	$12.4	$11.6

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.1)	$(2.3)
Non-current liability	(11.9)	(11.1)	(32.8)	(29.9)

Net amount recognized	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Amounts Recognized in Accumulated Other Comprehensive (Income) Loss
Net actuarial (gain) loss	$0.4	$(0.2)	$(0.5)	$(3.1)
Prior service credits	—	—	(0.7)	(0.8)

Net amount recognized	$0.4	$(0.2)	$(1.2)	$(3.9)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	5.25%	5.50%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.91%	8.59%
Ultimate healthcare cost trend rate			5.52%	5.62%

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.50%	5.25%	5.75%	5.94%	5.73%	5.66%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2011 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss (Gain)	$4.1	$1.5	$(0.1)
Net Prior Service Costs (Credit)	—	—	(0.1)

	$4.1	$1.5	$(0.2)

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$945.9	$889.4
Fair value of plan assets	734.3	693.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$910.5	$835.5
Fair value of plan assets	725.6	662.0

       The net periodic pension benefit cost (income) includes the following components for 2010, 2009 and 2008:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$0.3	$0.8	$2.9	$11.4	$9.7	$10.9
Interest cost on benefit obligation	21.1	20.6	22.0	30.7	28.6	32.8
Expected return on plan assets	(29.9)	(30.0)	(31.1)	(24.9)	(21.2)	(30.4)
Recognized actuarial net loss	0.7	—	—	1.3	1.6	1.4
Amortization of prior service benefit	—	—	—	—	—	0.1
Settlement/curtailment (gain) loss	—	—	(19.3)	0.1	(0.2)	—
Special termination benefit	—	0.2	—	0.5	3.0	0.1

Net periodic benefit cost (income)	$(7.8)	$(8.4)	$(25.5)	$19.1	$21.5	$14.9

       The net periodic SERP and other postretirement benefit cost includes the following components for 2010, 2009 and 2008:

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.4	$0.6	$0.8
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.8	1.8
Recognized actuarial net gain	—	—	—	(0.2)	—	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Special termination benefit	—	—	0.2	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.8	$1.9	$2.3	$2.5

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2011	$22.6	$21.4	$0.5	$2.1
2012	23.2	23.5	0.5	2.2
2013	23.2	24.3	0.5	2.2
2014	23.7	25.4	1.7	2.1
2015	24.5	26.8	1.5	2.2
2016-2020	132.2	152.0	6.2	10.7

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2010 would change the accumulated postretirement benefit obligation as of December 31, 2010 and the 2010 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.3	$(0.3)
Effect on postretirement healthcare benefit obligation	4.5	(3.5)

       The fair values of the company's domestic plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$111.1	$—	$111.1	$—
International equity funds	90.7	—	90.7	—
Fixed income funds	115.4	—	115.4	—
Private equity funds	14.8	—	—	14.8
Money market funds	14.2	—	14.2	—
Alternative investments	0.9	—	—	0.9

Total Assets	$347.1	$—	$331.4	$15.7

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2008	$15.4	$14.5	$29.9
Actual return on plan assets:
Relating to assets held at reporting date	(1.4)	0.4	(1.0)
Relating to assets sold/distributed during period	0.1	—	0.1
Purchases, capital contributions, sales and settlements	0.7	(14.0)	(13.3)

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1

       The table below presents, as of December 31, 2010, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$128.1	$—	At least monthly	No more than 3 days
International equity funds	96.1	—	At least monthly	No more than 3 days
Fixed income funds	112.9	—	At least monthly	No more than 3 days
Private equity funds	13.0	1.0	Restricted	Restricted
Money market funds	12.3	—	Daily	Daily
Alternative investments	0.1	—	Restricted	Restricted

	$362.5	$1.0

       The fair values of the company's non-U.S. plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$222.5	$39.1	$183.4	$—
Fixed income funds	166.0	18.8	147.2	—
Insurance contracts	79.3	—	79.3	—
Cash / money market funds	7.2	7.0	0.2	—

Total Assets	$475.0	$64.9	$410.1	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$200.0	$—	At least monthly	No more than 1 month
Fixed income funds	155.7	—	At least weekly	No more than 5 days
Insurance contracts	82.0	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$437.9	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes Disclosure [Abstract]
Components of income from continuing operations before provision for income taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2010	2009	2008

U.S.	$728.3	$531.8	$670.2
Non-U.S.	377.4	348.6	422.7

	$1,105.7	$880.4	$1,092.9

Components of the provision for income taxes of continuing operations

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2010	2009	2008

Current Income Tax Provision
Federal	$232.7	$172.1	$166.0
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8

	370.5	297.2	280.3

Deferred Income Tax Provision (Benefit)
Federal	$(169.5)	$(142.9)	$(51.6)
Non-U.S.	(68.3)	(83.3)	(63.0)
State	(24.0)	(13.8)	(26.8)

	(261.8)	(240.0)	(141.4)

	$108.7	$57.2	$138.9

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit)

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Continuing Operations	$108.7	$57.2	$138.9
Discontinued Operations	24.3	18.0	17.2

	$133.0	$75.2	$156.1

Schedule of Effective Income Tax Rate Reconciliation

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2010	2009	2008

Provision for Income Taxes at Statutory Rate	$387.0	$308.1	$382.5

Increases (Decreases) Resulting From:
Foreign rate differential	(156.0)	(147.2)	(165.5)
Impact of change in tax laws and apportionment on deferred taxes	(11.0)	(2.5)	(27.9)
Income tax credits	(79.5)	(100.3)	(54.2)
Manufacturing deduction	(31.5)	(15.8)	(17.5)
State income taxes, net of federal tax	3.6	(2.3)	9.7
Nondeductible expenses	5.8	4.5	6.0
Provision (reversal) of tax reserves, net	(6.4)	7.4	6.5
Tax return reassessments and settlements	(1.3)	(0.4)	(1.2)
Other, net	(2.0)	5.7	0.5

	$108.7	$57.2	$138.9

Schedule of Deferred Tax Assets and Liabilities

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2010	2009

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,116.2)	$(2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169.0	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	—
Other, net	55.7	11.8

	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8

	$(1,321.8)	$(1,604.4)

Unrecognized Tax Benefits

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Balance at beginning of year	$76.2	$70.4	$73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	—	—
Closure of tax years	(7.8)	(4.6)	(3.0)
Settlements	(10.5)	(0.9)	(7.0)

	$62.1	$76.2	$70.4

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per Share Tables [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [TableTextBlock]
(In millions except per share amounts)	2010	2009	2008

Income from Continuing Operations	$997.0	$823.2	$954.0
Income from Discontinued Operations	36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net	2.5	(1.0)	5.5

Net Income	1,035.6	850.3	980.9

Income Allocable to Participating Securities	(0.2)	(0.6)	(1.5)

Net Income for Earnings per Share	$1,035.4	$849.7	$979.4

Basic Weighted Average Shares	403.3	412.4	418.2
Effect of:
Convertible debentures	2.9	8.5	13.3
Stock options and restricted stock/units	3.2	1.9	3.2

Diluted Weighted Average Shares	409.4	422.8	434.7

Basic Earnings per Share:
Continuing operations	$2.47	$2.00	$2.28
Discontinued operations	.10	.07	.06

	$2.57	$2.06	$2.34

Diluted Earnings per Share:
Continuing operations	$2.44	$1.95	$2.19
Discontinued operations	.09	.06	.06

	$2.53	$2.01	$2.25

Schedule of Convertible Debt Potential Share Increase [TableTextBlock]

       The table below discloses the effect of changes in the company's stock price on the amount of shares to be included in the earnings per share calculation. The securities are convertible only if the common stock price equals or exceeds the trigger price. The table assumes normal conversion for the 3.25% Senior Convertible Subordinated Notes due 2024 in which the principal amount is paid in cash, and the excess up to the conversion value is paid in shares of the company's stock as follows:

3.25% Senior Convertible Notes

Principal Outstanding (in millions)	$329.3
Conversion Price per Share	40.20
Trigger Price	48.24

Future Common Stock Price	Total Potential Shares (in millions)

$40.20	—
$41.20	0.2
$45.00	0.9
$50.00	1.6
$55.00	2.2
$60.00	2.7
$65.00	3.1
$70.00	3.5

Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Debt and Other Financing Arrangements Tables [Abstract]
Schedule of Outstanding Debt [Table Text Block]
(In millions except per share amounts)	2010	2009

2.50% Senior Convertible Notes, Due 2023 Convertible at $23.73 per Share (net of unamortized discount of $0.4)	$—	$12.6
Floating Rate Senior Convertible Debentures, Due 2033 Convertible at $29.55 per Share (net of unamortized discount of $1.5)	—	325.0
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share (net of unamortized discount of $1.4 and $9.0, respectively)	327.9	320.3
2.15% Senior Notes, Due 2012 (includes interest rate hedge of $6.6 in 2010; net of interest rate hedge of $2.9 in 2009 and unamortized discount of $0.4 and $0.5, respectively)	356.2	346.6
3.25% Senior Notes, Due 2014 (includes interest rate hedge of $13.8 in 2010; net of interest rate hedge of $6.6 in 2009 and unamortized discount of $0.3 and $0.4, respectively)	413.5	393.0
3.20% Senior Notes, Due 2015 (includes interest rate hedge of $16.9; net of unamortized discount of $1.6)	465.3	—
5% Senior Notes, Due 2015	250.0	250.0
4.70% Senior Notes, Due 2020 (net of unamortized discount of $0.1)	299.9	—
6 1/8% Senior Subordinated Notes, Due 2015	—	500.0
Other	24.3	34.0

	2,137.1	2,181.5
Less: Short-term Obligations and Current Maturities	105.8	117.5

	$2,031.3	$2,064.0

Annual Repayment Requirements for Debt Obligations

       The annual repayment requirements for debt obligations are as follows:

(In millions)

2011	$105.7
2012	351.9
2013	4.6
2014	401.7
2015	708.8
2016 and thereafter	530.9

2,103.6
Less: Unamortized discount	3.8
Add: Fair value of interest rate hedge	37.3

$2,137.1

Schedule of Debt, Temporary Equity and Equity Components of Convertible Debt [Text Block]

The debt, temporary equity and equity components recognized for the company's convertible debt are as follows:

(In millions)	2010	2009

Principal Amount of Convertible Debt	$329.3	$668.8
Unamortized Discount	1.4	10.9
Net Carrying Amount	327.9	657.9
Incremental Convertible Debt Obligation (Temporary Equity)	—	1.9
Capital in Excess of Par Value	18.1	30.7

Schedule of Convertible Debt Interest Expense [Text Block]

The amount of interest expense on the convertible debt recognized in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Contractual Coupon Interest	$10.9	$18.4	$25.0
Amortization of Discount on Convertible Debt	9.1	22.5	21.6

Interest Expense	$20.0	$40.9	$46.6

Effective Interest Rate	4.7%	4.3%	5.1%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Committments And Contingencies Tables [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2010:

(In millions)

2011	$103.2
2012	81.4
2013	61.2
2014	45.2
2015	35.7
Thereafter	68.6

$395.3

Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income and Shareholders' Equity Tables [Abstract]
Schedule Of Accumulated Other Comprehensive Income [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2010	2009

Cumulative Translation Adjustment	$134.5	$161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1.0)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)

	$43.6	$92.0

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements Tables [Abstract]
Schedule of Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]

       The following tables present information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$1,081.7	$1,081.7	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	32.9	32.9	—	—
Insurance contracts	31.9	—	31.9	—
Auction rate securities	5.4	—	—	5.4
Derivative contracts	4.5	—	4.5	—

Total Assets	$1,156.4	$1,114.6	$36.4	$5.4

Liabilities
Derivative contracts	$10.3	$—	$10.3	$—
Contingent consideration	0.6	—	—	0.6

Total Liabilities	$10.9	$—	$10.3	$0.6

Available For Sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

2009
Mutual Fund and Unit Trust Investments	$31.2	$26.9	$4.3	$—
Auction Rate Securities	5.4	6.0	—	0.6

	$36.6	$32.9	$4.3	$0.6

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Text Block]
	Auction Rate Securities
(In millions)	2010	2009

Beginning Balance	$5.4	$5.7
Total impairment losses included in earnings	—	(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4

Ending Balance	$4.6	$5.4

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Text Block]
	Contingent Consideration
(In millions)	2010	2009

Beginning Balance	$0.6	$—
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	—
Change in fair value included in earnings	5.2	—
Currency translation	0.1	—

Ending Balance	$28.7	$0.6

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value Text Block
	Fair Value – Assets		Fair Value – Liabilities
(In millions)	2010	2009	2010	2009

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$37.3	$—	$—	$9.5
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	2.8	4.5	3.5	0.8

Total derivatives	$40.1	$4.5	$3.5	$10.3

(a)	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
(b)	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance Text Block
	Gain (Loss) Recognized
(In millions)	2010	2009

Derivatives Designated as Fair Value Hedges
Interest rate contracts	$20.3	$1.4
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	35.8	(6.9)

Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsetting losses and gains on the underlying transactions.

Carrying Amount and Fair Value of Other Financial Instruments [Text Block]

Fair Value of Other Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	2010		2009
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.4	$7.4	$6.8	$6.8

Debt Obligations:
Convertible obligations	$327.9	$461.4	$657.9	$992.0
Senior notes	1,784.9	1,806.3	989.6	1,016.1
Senior subordinated notes	—	—	500.0	520.1
Other	24.3	24.3	34.0	34.0

	$2,137.1	$2,292.0	$2,181.5	$2,562.2

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information Tables [Abstract]
Schedule Of Cash Flow Supplemental Disclosures [Table Text Block]
(In millions)	2010	2009	2008

Cash Paid For:
Interest	$82.5	$99.7	$129.5

Income Taxes	$370.4	$329.8	$292.1

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$805.0	$825.3	$265.7
Cash paid for acquired businesses and product lines	(651.5)	(623.7)	(204.9)

Liabilities assumed of acquired businesses and product lines	$153.5	$201.6	$60.8

Conversion of convertible debt	$—	$—	$2.8

Issuance of restricted stock	$1.4	$1.1	$21.9

Issuance of stock upon vesting of restricted stock units	$16.3	$7.0	$20.1

Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring and Other Costs, Net Tables [Abstract]
Restructuring and Other Costs by Reportable Segment [Text Block]

2010

       During 2010, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$11.2	$4.8	$—	$16.0
Selling, General and Administrative Expenses	14.1	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	36.6	23.4	0.4	60.4

	$61.9	$28.0	$(10.5)	$79.4

       The company recorded net restructuring and other costs by segment for 2009 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$4.7	$2.0	$—	$6.7
Selling, General and Administrative Expenses	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	35.6	21.7	1.9	59.2

	$42.4	$23.1	$1.9	$67.4

       The company recorded net restructuring and other costs by segment for 2008 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$0.7	$0.8	$—	$1.5
Restructuring and Other Costs, Net	41.6	8.9	(15.1)	35.4

	$42.3	$9.7	$(15.1)	$36.9

Schedule Of Restructuring Reserve By Type Of Cost [Text Block]

       The following tables summarize the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other	Total

Pre-2009 Restructuring Plans
Balance At December 31, 2007	$11.0	$4.7	$3.7	$19.4
Costs incurred in 2008 (c)	25.4	8.9	5.8	40.1
Reserves reversed (b)	(0.6)	(0.9)	(1.1)	(2.6)
Payments	(23.2)	(6.3)	(6.1)	(35.6)
Currency translation	(0.2)	(0.2)	(0.1)	(0.5)

Balance At December 31, 2008	12.4	6.2	2.2	20.8
Costs incurred in 2009 (d)	4.0	3.4	2.1	9.5
Reserves reversed (b)	(0.5)	(0.3)	(0.2)	(1.0)
Payments	(13.4)	(5.1)	(3.7)	(22.2)
Currency translation	—	0.1	(0.1)	—

Balance At December 31, 2009	2.5	4.3	0.3	7.1
Costs incurred in 2010 (e)	0.2	1.8	0.1	2.1
Reserves reversed (b)	(0.1)	(0.4)	—	(0.5)
Payments	(1.7)	(2.9)	(0.4)	(5.0)
Currency translation	(0.3)	—	—	(0.3)

Balance At December 31, 2010	$0.6	$2.8	$—	$3.4

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

2009 Restructuring Plans
Costs incurred in 2009 (d)	$43.7	$6.3	$6.0	$56.0
Reserves reversed (b)	(2.7)	(1.5)	(0.1)	(4.3)
Payments	(21.2)	(2.8)	(4.3)	(28.3)
Currency translation	(0.1)	0.3	0.2	0.4

Balance At December 31, 2009	19.7	2.3	1.8	23.8
Costs incurred in 2010 (e)	9.6	4.0	4.9	18.5
Reserves reversed (b)	(2.2)	(0.4)	(0.4)	(3.0)
Payments	(18.7)	(3.5)	(6.1)	(28.3)
Currency translation	(0.8)	—	(0.1)	(0.9)

Balance At December 31, 2010	$7.6	$2.4	$0.1	$10.1

2010 Restructuring Plans
Costs incurred in 2010 (e)	$11.0	$1.8	$3.7	$16.5
Payments	(8.9)	(1.4)	(3.5)	(13.8)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	$2.2	$0.5	$0.1	$2.8

(a)       Employee retention costs are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of  $2 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of  $1 million of non-cash income, net, which are detailed by segment above.

(e)       Excludes an aggregate of  $27 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2011; and abandoned-facility payments, over lease terms expiring through 2016.

Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2010
Unaudited Quaterly Information Tables [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,626.9	$2,595.7	$2,628.7	$2,718.9
Gross Profit	1,066.4	1,048.9	1,061.5	1,120.4
Income from Continuing Operations	224.6	228.7	258.8	284.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.55	.56	.65	.72
Diluted	.54	.55	.64	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of  $23.6 million and after-tax income of  $7.7 million related to the company's discontinued operations.

(b)       Costs of  $11.7 million and after-tax income of  $8.6 million related to the company's discontinued operations.

(c)       Costs of  $13.3 million and after-tax income of  $9.7 million related to the company's discontinued operations.

(d)       Costs of  $30.8 million and after-tax income of  $12.6 million related to the company's discontinued operations.

	2009
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,212.4	$2,433.9	$2,481.2	$2,784.1
Gross Profit	860.4	956.2	978.6	1,102.6
Income from Continuing Operations	145.4	199.1	213.5	265.2
Net Income	148.9	206.9	221.2	273.3
Earnings per Share from Continuing Operations:
Basic	.35	.48	.52	.65
Diluted	.34	.47	.51	.63
Earnings per Share:
Basic	.36	.50	.54	.67
Diluted	.35	.49	.53	.65

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of  $12.1 million and after-tax income of  $3.5 million related to the company's discontinued operations.

(b)       Costs of  $12.4 million and after-tax income of  $7.8 million related to the company's discontinued operations.

(c)       Costs of  $13.8 million and after-tax income of  $7.7 million related to the company's discontinued operations.

(d)       Costs of  $29.1 million and after-tax income of  $8.1 million related to the company's discontinued operations.

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2010
Subsequent Events Disclosure [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Operating results and balance sheet data of the discontinued operations were as follows:

	Year Ended
(In millions)	2010	2009	2008

Revenues	$226.2	$205.3	$190.5
Pre-tax Income	58.9	46.6	35.1

		December 31,	December 31,
		2010	2009

Other Current Assets		$64.8	$54.6
Other Assets		451.0	468.5
Other Accrued Expenses		17.6	16.5
Other Long-term Liabilities		58.4	62.8

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts Tables [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2010	$46.4	$2.0	$0.3	$(10.1)	$0.6	$39.2

Year Ended December 31, 2009	$41.9	$7.3	$1.0	$(6.3)	$2.5	$46.4

Year Ended December 31, 2008	$45.1	$4.6	$0.1	$(7.6)	$(0.3)	$41.9

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2010		$30.9	$33.6	$(47.1)	$(1.1)	$16.3

Year Ended December 31, 2009		$20.8	$60.2	$(50.5)	$0.4	$30.9

Year Ended December 31, 2008		$19.4	$37.5	$(35.6)	$(0.5)	$20.8

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes  $27 million of non-cash expense, net, in 2010 and  $1 million and  $2 million of non-cash income, net in 2009 and 2008, respectively, as described in Note 14.
  Represents the effects of currency translation.

Additional Balance Sheet Disclosures (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Warranty Obligation Roll Forward
Beginning Balance	$ 45.2	$ 44.1
Provision charged to income	40.8	38.9
Usage	(42.7)	(40.6)
Adjustments to previously provided warranties, net	(1.5)	1.9
Other, net	(0.1)	0.9
Ending Balance	41.7	45.2	44.1
Investments Detail [Abstract]
Cost Method Investments	10.6	10.4
Inventories
Raw Materials	281.6	261
Work in Process	108.4	115.3
Finished Goods	782.9	753.1
Inventories	1,172.9	1,129.4
LIFO Method Inventories
Value of inventories maintained using LIFO method	152.3	164.1
Excess of replacement costs over stated LIFO value	18.9	17.4
Reduction in cost of revenues as a result of the liquidation of LIFO inventories	0.9	1.4	0.2
Other Assets
Purchases of products for resale from joint venture	44	45.1	47.2
Asset Retirement Obligations
Asset retirement obligations	22.5	22.4
Advertising
Capitalized direct-response advertising costs	3.7	6.3
Advertising expense	27.2	31.1	35
Amortization of capitalized direct-response advertising costs included in advertising expense	$ 6.8	$ 11.1	$ 13.1

Property, Plant and Equipment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property Plant And Equipment
Land	$ 142.9	$ 145.1
Buildings and Improvements	667.4	646.8
Machinery, Equipment and Leasehold Improvements	1,388.9	1,210.7
Property, Plant and Equipment, at Cost	2,199.2	2,002.6
Less: Accumulated Depreciation and Amortization	839	716.7
Property, Plant and Equipment at Cost, Net	1,360.2	1,285.9
Depreciation and amortization expense of property, plant and equipment	$ 191.3	$ 183	$ 182.7

Acquisition-related Intangible Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Line Items]
Acquisition-related Intangible Assets, Net	$ 5,913.7	$ 6,192.4
Estimated future amortization expense of definite-lived acquisition-related intangible assets
Amortization of acquisition-related intangible assets	554.7	579.9	585.7
Continuing Operations
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	7,121.5	6,886.5
Accumulated Amortization of Acquisition-related Intangible Assets	(2,539.1)	(2,021)
Definite Lived Acquisition-related Intangible Assets, Net	4,582.4	4,865.5
Acquisition-related Intangible Assets, Gross	8,452.8	8,213.4
Estimated future amortization expense of definite-lived acquisition-related intangible assets
2011	533.3
2012	523.9
2013	516.8
2014	485
2015	468.7
2016 and thereafter	2,054.7
Amortization of acquisition-related intangible assets	554.7	579.9	585.7
Continuing Operations | Customer relationships
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	5,215.8	5,046.9
Accumulated Amortization of Acquisition-related Intangible Assets	(1,741.3)	(1,362.4)
Definite Lived Acquisition-related Intangible Assets, Net	3,474.5	3,684.5
Continuing Operations | Product technology
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	1,266.7	1,161.4
Accumulated Amortization of Acquisition-related Intangible Assets	(546.1)	(433.9)
Definite Lived Acquisition-related Intangible Assets, Net	720.6	727.5
Continuing Operations | Tradenames
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	605.3	644.6
Accumulated Amortization of Acquisition-related Intangible Assets	(221.6)	(196.1)
Definite Lived Acquisition-related Intangible Assets, Net	383.7	448.5
Indefinite Lived Acquisition-related Intangible Assets	1,326.9	1,326.9
Continuing Operations | Patents
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	19.7	20.3
Accumulated Amortization of Acquisition-related Intangible Assets	(17.9)	(17.7)
Definite Lived Acquisition-related Intangible Assets, Net	1.8	2.6
Continuing Operations | Other finite-lived
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	14	13.3
Accumulated Amortization of Acquisition-related Intangible Assets	(12.2)	(10.9)
Definite Lived Acquisition-related Intangible Assets, Net	1.8	2.4
Continuing Operations | In-process research and development
Intangible Assets [Line Items]
Indefinite Lived Acquisition-related Intangible Assets	4.4
Discontinued Operations
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	197.5	197.7
Accumulated Amortization of Acquisition-related Intangible Assets	(70.1)	(53.1)
Definite Lived Acquisition-related Intangible Assets, Net	127.4	144.6
Estimated future amortization expense of definite-lived acquisition-related intangible assets
2011	16.6
2012	16.5
2013	16.6
2014	16
2015	15.9
2016 and thereafter	45.8
Amortization of acquisition-related intangible assets	17	17.1	17.1
Discontinued Operations | Customer relationships
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	70.7	70.9
Accumulated Amortization of Acquisition-related Intangible Assets	(25.4)	(19.2)
Definite Lived Acquisition-related Intangible Assets, Net	45.3	51.7
Discontinued Operations | Product technology
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	55.9	55.8
Accumulated Amortization of Acquisition-related Intangible Assets	(24.1)	(18.3)
Definite Lived Acquisition-related Intangible Assets, Net	31.8	37.5
Discontinued Operations | Tradenames
Intangible Assets [Line Items]
Definite Lived Acquisition-related Intangible Assets, Gross	70.9	71
Accumulated Amortization of Acquisition-related Intangible Assets	(20.6)	(15.6)
Definite Lived Acquisition-related Intangible Assets, Net	$ 50.3	$ 55.4

Goodwill (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill Roll Forward
Ending balance	$ 8,995.7	$ 8,707
Continuing Operations
Goodwill Roll Forward
Beginning balance	8,707	8,402
Acquisitions	313.8	269.7
Finalization of purchase price allocations for prior year acquisitions		2.8
Tax benefit from Fisher equity awards	(21.9)	(2.3)
Currency translation	(4.5)	40.2
Other	1.3	(5.4)
Ending balance	8,995.7	8,707
Continuing Operations | Analytical Technologies [Member]
Goodwill Roll Forward
Beginning balance	3,194.6	2,981.2
Acquisitions	308.8	202.7
Finalization of purchase price allocations for prior year acquisitions		(0.6)
Tax benefit from Fisher equity awards	(7.2)	(0.7)
Currency translation	(11.9)	19.4
Other	(7.4)	(7.4)
Ending balance	3,476.9	3,194.6
Continuing Operations | Laboratory Products and Services [Member]
Goodwill Roll Forward
Beginning balance	5,512.4	5,420.8
Acquisitions	5	67
Finalization of purchase price allocations for prior year acquisitions		3.4
Tax benefit from Fisher equity awards	(14.7)	(1.6)
Currency translation	7.4	20.8
Other	8.7	2
Ending balance	5,518.8	5,512.4
Discontinued Operations
Goodwill Roll Forward
Ending balance	$ 274.9	$ 275.9

Future Acquisitions (Details) (Dionex [Member], USD $) In Billions, except Per Share data	Dec. 13, 2010
Dionex [Member]
Future Acquisition [Line Items]
Total approximate purchase price	$ 2.1
Cash price per share	$ 118

Completed Acquisitions Purchase Price (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas International Inc [Member]	Apr. 30, 2009 Biolab [Member]	Oct. 31, 2009 BRAHMS [Member]	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2009 Other Analytical Technologies [Member]	Dec. 31, 2008 Other Analytical Technologies [Member]		Dec. 31, 2009 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member]
Purchase Price
Cash paid	$ 647.2	$ 622.9	$ 198.9	[1]	$ 164	$ 59	$ 278.7	$ 132.9	$ 454.1	$ 145.5		$ 28.5	$ 107	[1]	$ 7.4	$ 91.9	[1]
Debt assumed	5.3	33.2	8.2		0.6		3.6		32.3	1.1		0.4	0.1		0.5	8.1
Purchase price payable			5.1										2			3.1
Fair value of contingent consideration	23.5	0.6			19.6					3.9		0.6
Cash acquired	(45.7)	(6.3)	(3.4)		(17.8)	(0.7)	(21.9)	(1.3)	(4.8)	(5.3)		(0.2)	(1.5)			(1.9)
Other		0.9										0.9
Total Purchase Price	$ 630.3	$ 651.3	$ 208.8		$ 166.4	$ 58.3	$ 260.4	$ 131.6	$ 481.6	$ 145.2	$ 38	$ 30.2	$ 107.6		$ 7.9	$ 101.2

[1]	Includes transaction costs

Completed Acquisitions Purchase Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																											12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010 Customer relationships Ahura Scientific [Member]	Feb. 28, 2010 Product technology Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Customer relationships Finnzymes [Member]	Mar. 31, 2010 Product technology Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Customer relationships Fermentas International Inc [Member]	Jul. 31, 2010 Product technology Fermentas International Inc [Member]	Jul. 31, 2010 Fermentas International Inc [Member]	Jul. 31, 2010 Fermentas International Inc [Member] Tradenames and other [Member]	Apr. 30, 2009 Customer relationships Biolab [Member]	Apr. 30, 2009 Product technology Biolab [Member]	Apr. 30, 2009 Biolab [Member]	Apr. 30, 2009 Biolab [Member] Tradenames and other [Member]	Oct. 31, 2009 Customer relationships BRAHMS [Member]	Oct. 31, 2009 Product technology BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member] Tradenames and other [Member]	Dec. 31, 2010 Customer relationships Other	Dec. 31, 2010 Product technology Other	Dec. 31, 2010 In-process research and development Other	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Other Tradenames and other [Member]	Dec. 31, 2009 Customer relationships Other Analytical Technologies [Member]	Dec. 31, 2008 Customer relationships Other Analytical Technologies [Member]	Dec. 31, 2009 Product technology Other Analytical Technologies [Member]	Dec. 31, 2008 Product technology Other Analytical Technologies [Member]	Dec. 31, 2009 Other Analytical Technologies [Member]	Dec. 31, 2008 Other Analytical Technologies [Member]	Dec. 31, 2009 Other Analytical Technologies [Member] Tradenames and other [Member]	Dec. 31, 2008 Other Analytical Technologies [Member] Tradenames and other [Member]	Dec. 31, 2009 Customer relationships Other Laboratory Products and Services [Member]	Dec. 31, 2008 Customer relationships Other Laboratory Products and Services [Member]	Dec. 31, 2008 Product technology Other Laboratory Products and Services [Member]	Dec. 31, 2009 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member] Tradenames and other [Member]	Dec. 31, 2010 Customer relationships	Dec. 31, 2009 Customer relationships	Dec. 31, 2008 Customer relationships	Dec. 31, 2010 Product technology	Dec. 31, 2009 Product technology	Dec. 31, 2008 Product technology	Dec. 31, 2010 In-process research and development	Dec. 31, 2010 Tradenames and other [Member]	Dec. 31, 2009 Tradenames and other [Member]	Dec. 31, 2008 Tradenames and other [Member]
Allocation
Current assets	$ 77.5	$ 92.1	$ 45.5			$ 22.3				$ 6.1				$ 19.9				$ 38.2				$ 47.4					$ 29.2							$ 3.7	$ 12.7						$ 2.8	$ 32.8
Property, plant and equipment	20.4	37	18.7			3.3				3.4				9.6				3.3				32.9					4.1							0.7	3.4						0.1	15.3
Intangible assets:				46.1	30.4		0.4	16.1	18.6		0.1	67.9	73.5		5.3	51.4	0.9		1.3	203.8	135.2		9.4	40.1	24.7	4.4			4.4	4.2	23.2	6.9	25.7			0.2	5.1	2.5	25.3	6.3			2.9	170.2	261.9	48.5	147.2	143	32	4.4	10.2	10.9	8
Goodwill	313.8	269.7	100			109.9				24.8				119.9				62.3				183.4					59.2							19.3	54						4.7	46
Other assets	12.5	3.5	0.5			0.1				2				3								3.5					7.4								0.4							0.1
Liabilities assumed	(125.9)	(166.8)	(44.4)			(46.1)				(12.8)				(38.7)				(25.8)				(134)					(28.3)							(4.8)	(16.9)						(2.2)	(27.5)
Total Purchase Price	$ 630.3	$ 651.3	$ 208.8			$ 166.4				$ 58.3				$ 260.4				$ 131.6				$ 481.6					$ 145.2	$ 38						$ 30.2	$ 107.6						$ 7.9	$ 101.2
Acquired Finite Lived Intangible Asset Weighted Average Useful Life (Years)	9	11	8																																									10	11	8	9	9	7		10	8	8

Completed Acquisitions Other Information (Details) In Millions	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Ahura Scientific [Member] USD ( $)	Dec. 31, 2009 Ahura Scientific [Member] USD ( $)	Feb. 28, 2010 Ahura Scientific [Member] USD ( $)	Dec. 31, 2009 Finnzymes [Member] USD ( $)	Mar. 31, 2010 Finnzymes [Member] USD ( $)	Dec. 31, 2009 Fermentas International Inc [Member] USD ( $)	Jul. 31, 2010 Fermentas International Inc [Member] USD ( $)	May 31, 2009 Biolab [Member] AUD	Apr. 30, 2009 Biolab [Member] AUD	Dec. 31, 2008 BRAHMS [Member] EUR ( €)	Oct. 31, 2009 BRAHMS [Member] EUR ( €)	Dec. 31, 2010 Other USD ( $)
Other Information
Purchase Price Paid	$ 192					$ 147		$ 58		$ 260		180		€ 331	$ 141
Contingent Consideration Potential Cash Payment	17					25									7
Contingent Consideration, Change In Liability Recognized During The Period				5
Contingent Consideration Paid	6
Revenue Reported by Acquired Entity					45		20		55		178		75
Purchase Price Paid For Acquisitions Completed In A Prior Year	11	5	22
Contingent Consideration Earned and Accrued		$ 5

Dispositions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dispositions [Abstract]
Gain (Loss) on Divestiture of Businesses		$ 0.6	$ (3)
Proceeds from sale of businesses, net of cash divested	$ 0	$ 4.4	$ 3.5

Business Segment Information (Details) (USD $) In Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009		Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 2,718.9		$ 2,628.7	$ 2,595.7	$ 2,626.9	$ 2,784.1		$ 2,481.2	$ 2,433.9	$ 2,212.4	$ 10,570.2		$ 9,911.6		$ 10,313.2
Segment Income											1,840.1	[1]	1,649.4	[1]	1,816.9	[1]
Total Assets	21,349.4					21,625					21,349.4		21,625		21,090
Depreciation											191.3		183		182.7
Capital Expenditures											257.8		200		251.4
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											4,502.7		4,053		4,373.4
Segment Income											928	[1]	788	[1]	917.4	[1]
Total Assets	7,582.7					7,233.9					7,582.7		7,233.9		7,000.4
Depreciation											89.7		85.6		86.3
Capital Expenditures											84.3		77		104.1
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											6,583.6		6,329.4		6,365.7
Segment Income											912.1	[1]	861.4	[1]	899.5	[1]
Total Assets	12,146.1					12,216.5					12,146.1		12,216.5		12,353.9
Depreciation											101.6		97.4		96.4
Capital Expenditures											147.9		91.1		135.5
Corporate/Other [Member]
Segment Reporting Information [Line Items]
Total Assets	1,620.6	[2]				2,174.6	[2]				1,620.6	[2]	2,174.6	[2]	1,735.7	[2]
Capital Expenditures											25.6		31.9		11.8
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (516.1)		$ (470.8)		$ (425.9)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company’s corporate offices and assets of the discontinued operations.

Business Segment Reconciliations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segment Income	$ 1,840.1	[1]	$ 1,649.4	[1]	$ 1,816.9	[1]
Cost of revenues charges	(16)		(6.7)		(1.5)
Selling, general and administrative charges, net	(3)		(1.5)		0
Restructuring and other costs, net	(60.4)		(59.2)		(35.4)
Amortization of acquisition-related intangible assets	(554.7)		(579.9)		(585.7)
Operating Income	1,206		1,002.1		1,194.3
Other expense, net	(100.3)		(121.7)		(101.4)
Income from Continuing Operations Before Provision for Income Taxes	$ 1,105.7		$ 880.4		$ 1,092.9

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

Business Geographical Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues [Line Items]
Revenues	$ 10,570.2		$ 9,911.6		$ 10,313.2
Long-lived Assets [Line Items]
Long-lived Assets	1,360.2	[1]	1,285.9	[1]	1,227.9	[1]
United States
Revenues [Line Items]
Revenues	7,071.3	[2]	6,658.7	[2]	6,989.5	[2]
Long-lived Assets [Line Items]
Long-lived Assets	748.8	[1]	707	[1]	708.5	[1]
Germany
Revenues [Line Items]
Revenues	1,360.5	[2]	1,166.2	[2]	1,134.6	[2]
Long-lived Assets [Line Items]
Long-lived Assets	121.7	[1]	127.9	[1]	98.9	[1]
United Kingdom
Revenues [Line Items]
Revenues	869.3	[2]	891.1	[2]	978.2	[2]
Long-lived Assets [Line Items]
Long-lived Assets	170.4	[1]	158.2	[1]	129.3	[1]
All Other Countries [Member]
Revenues [Line Items]
Revenues	3,254.2	[2]	2,929.2	[2]	2,921.1	[2]
Long-lived Assets [Line Items]
Long-lived Assets	319.3	[1]	292.8	[1]	291.2	[1]
Transfers among geographical areas [Member]
Revenues [Line Items]
Revenues	$ (1,985.1)	[3]	$ (1,733.6)	[3]	$ (1,710.2)	[3]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on selling location.
[3]	Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.

Other Expense, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Expense, Net Details [Abstract]
Interest Income	$ 12.5	$ 16.1	$ 51.7
Interest Expense	(84.7)	(118)	(151.5)
Gain (Loss) on Investments, Net	1.2	(3.1)	(5.6)
Other Items, Net	(29.3)	(16.7)	4
Other Expense, Net	(100.3)	(121.7)	(101.4)
Impairment of investments included above		3.6	6.1
Losses on extinguishment of debt included above	17	15
Fees associated with short-term financing commitments	$ 8

Stock Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Purchase Plans [Abstract]
Terms of Employee Stock Purchase Plan	Shares may be purchased under the program at 95% of the fair market value at the end of the purchase period and the shares purchased are not subject to a holding period. Shares are purchased through payroll deductions of up to 10% of each participating employee’s gross wages.
Stock Issued During Period Shares Employee Stock Purchase Plans	127,000	139,000	124,000

Stockbased Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Stock Option Awards	$ 48.7	$ 41.6	$ 35.6
Restricted Share/Unit Awards	33.1	25.4	20.8
Total Stock-based Compensation Expense	81.8	67	56.4
Excess income tax benefits from stock-based compensation plans recognized in equity	10.9	(1.6)	25.1
Stock Options
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Typical vesting period for stock-based awards	3-5 years
Typical term of stock-based awards	7-10 years
Unrecognized Compensation Costs On Nonvested Awards	81
Unrecognized Compensation Costs On Nonvested Awards Weighted Average Period Of Recognition	2.7
Unrecognized Compensation Costs on Nonvested Awards, Latest Year of Recognition	2015
Restricted Shares/Units
Employee Service Share-based Compensation Aggregate Disclosures [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	$ 44
Unrecognized Compensation Costs On Nonvested Awards Weighted Average Period Of Recognition	2.4
Unrecognized Compensation Costs on Nonvested Awards, Latest Year of Recognition	2015

Stockbased Compensation Expense Allocation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	$ 81.8	$ 67	$ 56.4
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	5.9	6.1	4.1
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	74.1	58.8	50.7
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	$ 1.8	$ 2.1	$ 1.6

Stock Option Additional Disclosures (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Stock Options [Abstract]
Expected Stock Price Volatility	32.00%		31.00%	22.00%
Risk Free Interest Rate	2.00%		2.20%	2.40%
Expected Life of Options (years)	4.1		3.8	4.4
Expected Annual Dividend per Share	0.00%		0.00%	0.00%
Weighted Average Grant Date Fair Value	$ 14.12		$ 10.41	$ 12.7
Intrinsic Value of Options Exercised	$ 48.1		$ 20.7	$ 95.4
Options Outstanding Roll Forward
Beginning Balance	19.9		16.1	15.3
Granted	4.3		7.3	4.4
Exercised	(2.4)		(1.7)	(3.2)
Canceled / Expired	(0.8)		(1.8)	(0.4)
Ending Balance	21		19.9	16.1
Options Additional Disclosures [Abstract]
Weighted Average Exercise Price - Options Outstanding, Beginning of Year	$ 39.39		$ 40.72	$ 33.99
Weighted Average Exercise Price - Options Granted	$ 49.61		$ 37.45	$ 55.23
Weighted Average Exercise Price - Options Exercised	$ 31.96		$ 31.77	$ 26.95
Weighted Average Exercise Price - Options Canceled / Expired	$ 44.55		$ 50.43	$ 48.47
Weighted Average Exercise Price - Options Outstanding, End of Year	$ 42.15		$ 39.39	$ 40.72
Weighted Average Remaining Contractual Term (in years) - Options Outstanding	4.5
Options Vested and Unvested Expected To Vest	20.4
Weighted Average Exercise Price - Options Vested and Unvested Expected To Vest	$ 42.03
Weighted Average Remaining Contractual Term (in years) - Options Vested and Unvested Expected To Vest	4.4
Aggregate Intrinsic Value - Options Vested and Unvested Expected To Vest	273.6	[1]
Options Exercisable	10.8
Weighted Average Exercise Price - Options Exercisable	$ 39.73
Weighted Average Remaining Contractual Term (in years) - Options Exercisable	3.3
Aggregate Intrinsic Value - Options Exercisable	$ 169.8	[1]
Common Stock Market Value Per Share	$ 55.36

[1]	Market price per share on December 31, 2010 was $55.36. The intrinsic value is zero for options with exercise prices above the market price.

Stockbased Comp Restricted Units Additional Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unvested Restricted Shares/Units Roll Forward
Beginning balance	1,671,000	795,000	791,000
Granted	704,000	1,475,000	397,000
Vested	(499,000)	(436,000)	(374,000)
Forfeited	(92,000)	(163,000)	(19,000)
Ending balance	1,784,000	1,671,000	795,000
Restricted Shares/Units Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value - Beginning Balance	$ 41.99	$ 47.8	$ 46.55
Weighted Average Grant Date Fair Value - Granted	$ 49.43	$ 39.76	$ 55.09
Weighted Average Grant Date Fair Value - Vested	$ 42	$ 46.34	$ 44.68
Weighted Average Grant Date Fair Value - Forfeited	$ 39.56	$ 43.59	$ 51.87
Weighted Average Grant Date Fair Value - Ending Balance	$ 45.05	$ 41.99	$ 47.8
Number of Unvested Restricted Units for Which Vesting is Contingent on Achievement of Performance or Market Conditions	515,000
Fair Value of Shares Vested	$ 21,000,000	$ 20,200,000	$ 16,700,000

Pensions DC Plans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
401(k) Savings Plan and Other Defined Contribution Plans
Defined Contribution Plan Cost Recognized	$ 59.2	$ 60.8	$ 53

Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$ 395.2	$ 408.5
Business combination	0	0
Service costs	0.3	0.8	2.9
Interest costs	21.1	20.6	22
Curtailment	0	(3.1)
Plan participants' contributions	0	0
Actuarial (gains) losses	16.7	(12.1)
Benefits paid	(19.7)	(19.5)
Currency translation and other	0	0
Benefit Obligation at End of Year	413.6	395.2	408.5
Accumulated Benefit Obligation	413.6	395.2
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	608.3	511.7
Business combination	4.3	10.4
Service costs	11.4	9.7	10.9
Interest costs	30.7	28.6	32.8
Curtailment	(5.9)	(2.7)
Plan participants' contributions	3.3	3.1
Actuarial (gains) losses	38.8	31.1
Benefits paid	(24.1)	(21.5)
Currency translation and other	(10.5)	37.9
Benefit Obligation at End of Year	656.3	608.3	511.7
Accumulated Benefit Obligation	625.4	581.8
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.77%	5.37%
Average rate of increase in employee compensation	3.34%	3.24%
SERP Benefits [Member]
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	11.6	12.3
Service costs	0	0
Interest costs	0.6	0.6	0.6
Plan participants' contributions	0	0
Actuarial (gains) losses	0.6	(0.8)
Benefits paid	(0.4)	(0.5)
Currency translation and other	0	0
Benefit Obligation at End of Year	12.4	11.6	12.3
Accumulated Benefit Obligation	12.4	11.6
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	32.2	31.4
Service costs	0.4	0.6	0.8
Interest costs	1.8	1.8	1.8
Plan participants' contributions	1.4	1.4
Actuarial (gains) losses	2.2	(0.9)
Benefits paid	(3.5)	(3.4)
Currency translation and other	0.4	1.3
Benefit Obligation at End of Year	$ 34.9	$ 32.2	$ 31.4
Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.44%	5.94%
Initial healthcare cost trend rate	7.91%	8.59%
Ultimate healthcare cost trend rate	5.52%	5.62%
Year That Rate Reaches Ultimate Trend Rate	The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2026.

Pensions Plan Assets excluding FV disclosures (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension and Other Postretirement Benefit Plans Details [Abstract]
Pension and Other Postretirement Benefit Contributions	$ 24.4	$ 41.1	$ 20.7
Estimated Contributions In Next Fiscal Year	Contributions are estimated at between $20 and $30 million for 2011.
Domestic Pension Benefits
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	347.1	292
Business combination	0	0
Actual return on plan assets	34.7	63.3
Employer contribution	0.4	11.3
Plan participants' contributions	0	0
Benefits paid	(19.7)	(19.5)
Currency translation and other	0	0
Fair Value of Plan Assets at End of Year	362.5	347.1
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	475	368.9
Business combination	1.3	9.8
Actual return on plan assets	45.5	60.4
Employer contribution	21.5	27.3
Plan participants' contributions	3.3	3.1
Benefits paid	(24.1)	(21.5)
Currency translation and other	(12)	27
Fair Value of Plan Assets at End of Year	510.5	475
SERP Benefits [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.4	0.5
Plan participants' contributions	0	0
Benefits paid	(0.4)	(0.5)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	2.1	2
Plan participants' contributions	1.4	1.4
Benefits paid	(3.5)	(3.4)
Fair Value of Plan Assets at End of Year	$ 0	$ 0

Pensions Funded Status (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (51.1)	$ (48.1)
Amounts Recognized in Balance Sheet
Non-current asset	0	0
Current liability	0	0
Non-current liability	(51.1)	(48.1)
Net amount recognized	(51.1)	(48.1)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	109.3	98.1
Net amount recognized	109.3	98.1
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(145.8)	(133.3)
Amounts Recognized in Balance Sheet
Non-current asset	2.3	3.1
Current liability	(3.6)	(3.5)
Non-current liability	(144.5)	(132.9)
Net amount recognized	(145.8)	(133.3)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	42	24.4
Prior service credits	(0.5)	(0.5)
Net amount recognized	41.5	23.9
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(12.4)	(11.6)
Amounts Recognized in Balance Sheet
Current liability	(0.5)	(0.5)
Non-current liability	(11.9)	(11.1)
Net amount recognized	(12.4)	(11.6)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	0.4	(0.2)
Prior service credits	0	0
Net amount recognized	0.4	(0.2)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(34.9)	(32.2)
Amounts Recognized in Balance Sheet
Current liability	(2.1)	(2.3)
Non-current liability	(32.8)	(29.9)
Net amount recognized	(34.9)	(32.2)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial (gain) loss	(0.5)	(3.1)
Prior service credits	(0.7)	(0.8)
Net amount recognized	$ (1.2)	$ (3.9)

Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Components of Net Benefit Cost (Income)
Service cost-benefits earned	$ 0.3	$ 0.8	$ 2.9
Interest cost on benefit obligation	21.1	20.6	22
Expected return on plan assets	(29.9)	(30)	(31.1)
Recognized actuarial net loss (gain)	0.7	0	0
Settlement/curtailment (gain) loss			(19.3)
Special termination benefit		0.2	0
Net periodic benefit cost (income)	(7.8)	(8.4)	(25.5)
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%
Average rate of increase in employee compensation	4.00%	4.00%	4.04%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	4.1
Net Prior Service Costs (Credit)	0
Total	4.1
Non-U.S. Pension Benefits
Components of Net Benefit Cost (Income)
Service cost-benefits earned	11.4	9.7	10.9
Interest cost on benefit obligation	30.7	28.6	32.8
Expected return on plan assets	(24.9)	(21.2)	(30.4)
Recognized actuarial net loss (gain)	1.3	1.6	1.4
Amortization of prior service benefit			0.1
Settlement/curtailment (gain) loss	0.1	(0.2)	0
Special termination benefit	0.5	3	0.1
Net periodic benefit cost (income)	19.1	21.5	14.9
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.37%	5.43%	5.20%
Average rate of increase in employee compensation	3.24%	3.29%	3.60%
Expected long-term rate of return on assets	5.59%	5.67%	6.08%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	1.5
Net Prior Service Costs (Credit)	0
Total	1.5
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Service cost-benefits earned	0	0
Interest cost on benefit obligation	0.6	0.6	0.6
Special termination benefit			0.2
Net periodic benefit cost (income)	0.6	0.6	0.8
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Other Postretirement Benefit Plans Defined Benefit [Member]
Components of Net Benefit Cost (Income)
Service cost-benefits earned	0.4	0.6	0.8
Interest cost on benefit obligation	1.8	1.8	1.8
Recognized actuarial net loss (gain)	(0.2)
Amortization of prior service benefit	(0.1)	(0.1)	(0.1)
Net periodic benefit cost (income)	1.9	2.3	2.5
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.94%	5.73%	5.66%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	(0.1)
Net Prior Service Costs (Credit)	(0.1)
Total	$ (0.2)

Pensions PBO in Excess of Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 945.9	$ 889.4
Fair value of plan assets	734.3	693.3
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	910.5	835.5
Fair value of plan assets	$ 725.6	$ 662
Defined Benefit Plan Measurement Date	December 31

Pensions Expected Benefit Payments (Details) (USD $) In Millions	Dec. 31, 2010
Domestic Pension Benefits
Estimated Future Benefit Payments
2011	$ 22.6
2012	23.2
2013	23.2
2014	23.7
2015	24.5
2016-2020	132.2
Non-U.S. Pension Benefits
Estimated Future Benefit Payments
2011	21.4
2012	23.5
2013	24.3
2014	25.4
2015	26.8
2016-2020	152
SERP Benefits [Member]
Estimated Future Benefit Payments
2011	0.5
2012	0.5
2013	0.5
2014	1.7
2015	1.5
2016-2020	6.2
Other Postretirement Benefit Plans Defined Benefit [Member]
Estimated Future Benefit Payments
2011	2.1
2012	2.2
2013	2.2
2014	2.1
2015	2.2
2016-2020	$ 10.7

Pensions Healthcare Costs (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Effect of One Percentage Point Change In Assumed Health Care Cost Trend Rates
Effect Of One Percentage Point Increase On Service And Interest Cost Components	$ 0.3
Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(0.3)
Effect Of One Percentage Point Increase On Healthcare Benefit Obligation	4.5
Effect Of One Percentage Point Decrease On Healthcare Benefit Obligation	$ (3.5)

Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Defined Benefit Plan Assets Target Allocations
US equities	34.00%
US real-estate-related equities (sub allocation)	5.00%
International equities	29.00%
Fixed income securities	37.00%
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	$ 362.5	$ 347.1	$ 292
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Domestic Pension Benefits | U.S. Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	128.1	111.1
Domestic Pension Benefits | U.S. Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | U.S. Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	128.1	111.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | U.S. Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | International Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	96.1	90.7
Domestic Pension Benefits | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	96.1	90.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Fixed Income Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	112.9	115.4
Domestic Pension Benefits | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	112.9	115.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13	14.8
Domestic Pension Benefits | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13	14.8	15.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	12.3	14.2
Domestic Pension Benefits | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	12.3	14.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.1	0.9
Domestic Pension Benefits | Alternative Investments [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.1	0.9	14.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	349.4	331.4
Domestic Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13.1	15.7	29.9
Non-U.S. Pension Benefits
Defined Benefit Plan Assets Target Allocations
Equity securities (Range minimum)	50.00%
Equity securities (Range maximum)	60.00%
Fixed income securities (Range minimum)	40.00%
Fixed income securities (Range maximum)	50.00%
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	510.5	475	368.9
Non-U.S. Pension Benefits | Fixed Income Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	176.1	166
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	20.4	18.8
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	155.7	147.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	249	222.5
Non-U.S. Pension Benefits | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	49	39.1
Non-U.S. Pension Benefits | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	200	183.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	82	79.3
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	82	79.3
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	3.4	7.2
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	3.2	7
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.2	0.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	72.6	64.9
Non-U.S. Pension Benefits | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	437.9	410.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	$ 0	$ 0

Pensions FV Assets Level 3 Reconciliation (Details) (Domestic Pension Benefits, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2009 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Alternative Investments [Member]	Dec. 31, 2009 Alternative Investments [Member]	Dec. 31, 2010 Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$ 362.5	$ 347.1	$ 292	$ 13	$ 14.8	$ 14.8	$ 15.4	$ 0.1	$ 0.9	$ 0.9	$ 14.5	$ 15.7	$ 29.9
Actual return on plan assets held at reporting date						(2)	(1.4)			0.1	0.4	(1.9)	(1)
Actual return on plan assets sold/distributed during period						2.3	0.1			0.2	0	2.5	0.1
Purchases, capital contributions, sales and settlements						(2.1)	0.7			(1.1)	(14)	(3.2)	(13.3)
Fair Value of Plan Assets at End of Year	$ 362.5	$ 347.1	$ 292	$ 13	$ 14.8	$ 13	$ 14.8	$ 0.1	$ 0.9	$ 0.1	$ 0.9	$ 13.1	$ 15.7

Income Taxes Components (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Income From Continuing Operations Before Income Taxes
U.S.	$ 728.3	$ 531.8	$ 670.2
Non-U.S.	377.4	348.6	422.7
Income from Continuing Operations Before Provision for Income Taxes	1,105.7	880.4	1,092.9
Current Income Tax Provision
Federal	232.7	172.1	166
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8
Total Current Income Tax Provision	370.5	297.2	280.3
Deferred Income Tax Provision (Benefit)
Federal	(169.5)	(142.9)	(51.6)
Non-U.S.	(68.3)	(83.3)	(63)
State	(24)	(13.8)	(26.8)
Total Deferred Income Tax Provision (Benefit)	(261.8)	(240)	(141.4)
Provision for Income Taxes	108.7	57.2	138.9
Discontinued Operation, Tax Effect of Discontinued Operations	24.3	18	17.2
Total Tax Provision in the Statement of Income	133	75.2	156.1
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 10.9	$ (1.6)	$ 25.1

Income Taxes Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal Statutory Income Tax Rate	35.00%
Provision for Income Taxes at Statutory Rate	$ 387	$ 308.1	$ 382.5
Foreign rate differential	(156)	(147.2)	(165.5)
Impact of change in tax laws and apportionment on deferred taxes	(11)	(2.5)	(27.9)
Income tax credits	(79.5)	(100.3)	(54.2)
Manufacturing deduction	(31.5)	(15.8)	(17.5)
State income taxes, net of federal tax	3.6	(2.3)	9.7
Nondeductible expenses	5.8	4.5	6
Provision (reversal) of tax reserves, net	(6.4)	7.4	6.5
Tax return reassessments and settlements	(1.3)	(0.4)	(1.2)
Other, net	(2)	5.7	0.5
Provision for Income Taxes	$ 108.7	$ 57.2	$ 138.9

Income Taxes Deferred Taxes (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Asset (Liability)
Depreciation and amortization	$ (2,116.2)	$ (2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	0
Other, net	55.7	11.8
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8
Deferred Tax Assets (Liabilities), Net	$ (1,321.8)	$ (1,604.4)

Income Taxes Loss Caryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	$ 180,600,000
Tax Credit Carryforward Expiration Dates	2011 through 2020
Undistributed Earnings of International Subsidiaries	3,700,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested		28,000,000
U.S. Foreign Tax Credit Recognized		34,400,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	165,300,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	609,900,000
Net Operating Loss Carryforwards Expiration Dates	The federal and state net operating loss carryforwards expire in the years 2011 through 2030.
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 715,900,000
Net Operating Loss Carryforwards Expiration Dates	Of the non-U.S. net operating loss carryforwards, $242.6 million expire in the years 2011 through 2029, and the remainder do not expire.

Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 76.2	$ 70.4	$ 73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	0	0
Closure of tax years	(7.8)	(4.6)	(3)
Settlements	(10.5)	(0.9)	(7)
Balance at end of year	62.1	76.2	70.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	5.3	5.3
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(8.5)
IRS Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(1.2)
State Audits [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	$ (0.8)

EPS Calculation (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per Share Details [Abstract]
Income from Continuing Operations	$ 284.9	$ 258.8	$ 228.7	$ 224.6	$ 265.2	$ 213.5	$ 199.1	$ 145.4	$ 997	$ 823.2	$ 954
Income from Discontinued Operations									36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net									2.5	(1)	5.5
Net Income	297.5	268.5	237.3	232.3	273.3	221.2	206.9	148.9	1,035.6	850.3	980.9
Income Allocable to Participating Securities									(0.2)	(0.6)	(1.5)
Net Income for Earnings per Share									$ 1,035.4	$ 849.7	$ 979.4
Basic Weighted Average Shares									403.3	412.4	418.2
Effect of convertible debentures									2.9	8.5	13.3
Effect of stock options and restricted stock/units									3.2	1.9	3.2
Diluted Weighted Average Shares									409.4	422.8	434.7
Basic Earnings per Share:
Continuing operations	$ 0.72	$ 0.65	$ 0.56	$ 0.55	$ 0.65	$ 0.52	$ 0.48	$ 0.35	$ 2.47	$ 2	$ 2.28
Discontinued operations									$ 0.1	$ 0.07	$ 0.06
Basic Earnings per Share	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 0.67	$ 0.54	$ 0.5	$ 0.36	$ 2.57	$ 2.06	$ 2.34
Diluted Earnings per Share:
Continuing operations	$ 0.71	$ 0.64	$ 0.55	$ 0.54	$ 0.63	$ 0.51	$ 0.47	$ 0.34	$ 2.44	$ 1.95	$ 2.19
Discontinued operations									$ 0.09	$ 0.06	$ 0.06
Diluted Earnings per Share	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 0.65	$ 0.53	$ 0.49	$ 0.35	$ 2.53	$ 2.01	$ 2.25
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount									8.1	10.9	3.6

EPS impact of Convertible Debt (Details) (3.25% Senior Subordinated Convertible Notes Due 2024 [Member], USD $) Share data in Millions	Dec. 31, 2010	Nov. 09, 2006	Dec. 31, 2010 $40.20	Dec. 31, 2010 $41.20	Dec. 31, 2010 $45.00	Dec. 31, 2010 $50.00	Dec. 31, 2010 $55.00	Dec. 31, 2010 $60.00	Dec. 31, 2010 $65.00	Dec. 31, 2010 $70.00
Schedule of Convertible Debt Potential Share Increase [Line Items]
Principal Outstanding	$ 329,300,000
Conversion Price per Share	40.2	40.2
Trigger Price	$ 48.24	$ 48.24
Total Potential Shares			0	0.2	0.9	1.6	2.2	2.7	3.1	3.5

Debt Outstanding Debt (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	$ 2,137.1	$ 2,181.5
Unamortized Discount	3.8
Fair value of interest rate hedge included in debt carrying value	37.3
Short-term obligations and current maturities of long-term obligations	105.8	117.5
Long-term Obligations	2,031.3	2,064
2.5% Senior Convertible Notes due 2023 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		12.6
Unamortized Discount		0.4
Floating Rate Convertible Senior Debentures due 2033 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		325
Unamortized Discount		1.5
3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	327.9	320.3
Unamortized Discount	1.4	9
2.15% Senior Notes due 2012 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	356.2	346.6
Unamortized Discount	0.4	0.5
Fair value of interest rate hedge included in debt carrying value	6.6	(2.9)
3.25% Senior Notes due 2014 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	413.5	393
Unamortized Discount	0.3	0.4
Fair value of interest rate hedge included in debt carrying value	13.8	(6.6)
3.20% Senior Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	465.3
Unamortized Discount	1.6
Fair value of interest rate hedge included in debt carrying value	16.9
5% Senior Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	250	250
4.70% Senior Notes due 2020 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	299.9
Unamortized Discount	0.1
6 1/8% Senior Subordinated Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		500
Other Debt [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	$ 24.3	$ 34

Debt Future Repayments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt, by Maturity [Abstract]
Repayments Of Principal In Next Twelve Months	$ 105.7
Repayments Of Principal In Year Two	351.9
Repayments Of Principal In Year Three	4.6
Repayments Of Principal In Year Four	401.7
Repayments Of Principal In Year Five	708.8
Repayments Of Principal After Year Five	530.9
Total Repayments Of Principal	2,103.6
Unamortized Discount	3.8
Fair value of interest rate hedge included in debt carrying value	37.3
Debt Obligations - Carrying Value	$ 2,137.1	$ 2,181.5

Debt Short term Debt and Credit Facilities (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2010 Credit Facility [Member]	Dec. 31, 2010 Short-term Financing Commitments [Member]	Dec. 31, 2010 Other Debt [Member]	Dec. 31, 2009 Other Debt [Member]
Debt Issuance [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000
Line of Credit Facility, Expiration Date		In August 2012
Line of Credit Facility, Interest Rate Description		The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company’s option. The rate at December 31, 2010, was between 0.44% and 0.65% (depending on duration) under the more favorable of the two rates.
Letters Of Credit, Outstanding Amount	96,400,000	48,300,000
Debt Instrument, Unused Borrowing Capacity, Amount		951,700,000
Short-term Obligations [Abstract]
Short Term Borrowings				3,700,000	1,900,000
Short-term Debt, Weighted Average Interest Rate				10.63%	11.42%
Line of Credit Facility, Remaining Borrowing Capacity				69,600,000
Short-term Financing Arrangement, Unused Borrowing Capacity Amount			$ 1,500,000,000
Debt Instrument, Interest Rate at Period End			1.75%

Debt Convertible Debt (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Convertible obligations [Member]	Dec. 31, 2009 Convertible obligations [Member]	Dec. 31, 2008 Convertible obligations [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Nov. 09, 2006 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2010 2.5% Senior Convertible Notes due 2023 [Member]	Nov. 09, 2006 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2009 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Dec. 31, 2009 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Nov. 09, 2006 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Issuance [Line Items]
Face Amount Issued								$ 300,000,000			$ 344,400,000					$ 330,000,000
Debt Instrument, Interest Rate, Stated Percentage								2.50%								3.25%
Debt Instrument, Description of Variable Rate Basis											annual rate of 90-day LIBOR minus 1.25%
Conversion Price per Share								23.73			29.55			40.2		40.2
Debt Instrument Convertible, Trigger Price								28.48			38.41			48.24		48.24
Convertible Subordinated Debt, Current														100,000,000
Principal Amount of Convertible Debt				329,300,000	668,800,000
Unamortized Discount	3,800,000			1,400,000	10,900,000		400,000					1,500,000		1,400,000	9,000,000
Net Carrying Amount				327,900,000	657,900,000
Incremental Convertible Debt Obligation (Temporary Equity)	0	1,900,000		0	1,900,000
Debt Instrument Convertible Carrying Amount Of The Equity Component				18,100,000	30,700,000
Remaining Weighted Average Discount Amortization Period (Months)				3
Contractual Coupon Interest				10,900,000	18,400,000	25,000,000
Amortization of Discount on Convertible Debt	9,100,000	22,500,000	21,600,000	9,100,000	22,500,000	21,600,000
Interest Expense				20,000,000	40,900,000	46,600,000
Effective Interest Rate				4.70%	4.30%	5.10%
Extinguishment Of Debt [Line Items]
Extinguishment Of Debt Amount									282,300,000	13,000,000			326,000,000
Redemption Price per $1000 of Par Value									2,072.4743
Extinguishment of Debt, Total Cash Outlay									586,600,000	28,000,000			573,000,000
Gains (Losses) On Extinguishment Of Debt	$ (17,000,000)	$ (15,000,000)							$ (10,000,000)

Debt Senior Notes (Details) (USD $)	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Nov. 20, 2009 2.15% Senior Notes due 2012 [Member]	Dec. 31, 2010 2.15% Senior Notes due 2012 [Member]	Nov. 20, 2009 3.25% Senior Notes due 2014 [Member]	Dec. 31, 2010 3.25% Senior Notes due 2014 [Member]	Apr. 27, 2010 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2010 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2005 5% Senior Notes due 2015 [Member]	Apr. 27, 2010 4.70% Senior Notes due 2020 [Member]	Nov. 09, 2006 6 1/8% Senior Subordinated Notes due 2015 [Member]	Jul. 31, 2010 6 1/8% Senior Subordinated Notes due 2015 [Member]	Nov. 09, 2006 6 3/4% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2009 6 3/4% Senior Subordinated Notes due 2014 [Member]	Feb. 22, 2011 Senior Notes Issued Subsequent To Balance Sheet Date [Member]
Debt Issuance [Line Items]
Face Amount Issued			$ 350,000,000		$ 400,000,000		$ 450,000,000		$ 250,000,000	$ 300,000,000	$ 500,000,000		$ 300,000,000		$ 2,200,000,000
Debt Instrument, Interest Rate, Stated Percentage			2.15%		3.25%		3.20%		5.00%	4.70%	6.13%		6.75%
Notional Amount of Interest Rate Swap			350,000,000		400,000,000		450,000,000
Interest Rate Swap, Description Of Variable Rate Basis			3 month USD LIBOR		3 month USD LIBOR		six-month USD LIBOR
Interest Rate Swap, Basis Spread On Variable Rate				0.42%		0.72%		0.45%
Interest Rate Swap, Variable Interest Rate				0.72%		1.01%		0.90%
Interest Rate Swap, Fixed Interest Rate				2.15%		3.25%		3.20%
Net Unrealized Losses on Hedging Instruments, Net of Tax	800,000	1,000,000							2,000,000
Extinguishment Of Debt [Line Items]
Extinguishment Of Debt Amount												500,000,000		300,000,000
Redemption Price per $1000 of Par Value												1,030.63		1,033.75
Extinguishment of Debt, Total Cash Outlay												515,000,000		317,000,000
Gains (Losses) On Extinguishment Of Debt	$ (17,000,000)	$ (15,000,000)										$ (15,000,000)		$ (5,000,000)

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases
Operating Leases, Rent Expense, Net	$ 123.5	$ 107.6	$ 108.2
Operating Leases, Future Minimum Payments
Operating Leases, Future Minimum Payments Due, Current	103.2
Operating Leases,Future Minimum Payments, Due In Two Years	81.4
Operating Leases, Future Minimum Payments, Due In Three Years	61.2
Operating Leases, Future Minimum Payments, Due In Four Years	45.2
Operating Leases, Future Minimum Payments, Due In Five Years	35.7
Operating Leases, Future Minimum Payments, Due Thereafter	68.6
Operating Leases, Future Minimum Payments Due, Total	395.3
Unconditional Purchase Obligations
Unconditional Purchase Obligation	210.9
Letters of Credit, Guarantees and Other Commitments [Abstract]
Outstanding letters of credit and bank guarantees	96.4
Outstanding letters of credit and bank guarantees for businesses that have been sold	3.9
Letters of Credit, Lastest Expiration Date	2099
Surety bonds	46.7
Surety Bonds, Lastest Expiration Date	2013
Investment Funding Commitment	6.2
Loss Contingency
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	214
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	307
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual At Carrying Value	156
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	217
Estimated Amount Due from Insurers, Net	99
Estimated Amount Due from Insurers, Undiscounted	137
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	61
Estimated Amount Due from Insurers, Discount Amount	37
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	24
Loss Contingency Accrual, Product Liability, Gross, Divested Business	8
Accrual For Environmental Loss Contingencies Disclosure
Accrual For Environmental Loss Contingencies, Discount Rate	4.73%
Accrual For Environmental Loss Contingencies, Discount	8
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual For Environmental Loss Contingencies, Net	$ 22	$ 23

Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 09, 2006
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative Translation Adjustment	$ 134.5	$ 161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)
Accumulated Other Comprehensive Items	43.6	92
Other Comprehensive Income Disclosures [Abstract]
Other Comprehensive Income Reclassification Adjustment For Sale Of Securities Included In Net Income, Net Of Tax	0.1	(0.7)	(4.3)
Other Comprehensive Income, Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(0.2)	(0.2)	(0.2)
Other Comprehensive Income Reclassification Of Defined Benefit Plans RecognizedI n Net Periodic Benefit Cost, Net Of Tax	1.2	1.1	1
Class Of Stock Disclosures
Common Stock, Capital Shares Reserved for Future Issuance	51,693,436
Preferred Stock, $100 Par Value - Shares Authorized	50,000	50,000
Preferred Stock, $100 Par Value - Par Value	$ 100	$ 100
Warrants [Abstract]
Number Of Common Stock Called By Warrants				3,307,170
Exercise Price Per Share Of Warrants				$ 4.83
Fair Value of Warrants Outstanding				$ 113.2

Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash equivalents	$ 301.6	$ 1,081.7
Investments in mutual funds, unit trusts and other similar instruments	36.3	32.9
Insurance contracts	42.6	31.9
Auction rate securities	4.6	5.4
Derivative contracts	40.1	4.5
Total Assets	425.2	1,156.4
Liabilities
Derivative contracts	3.5	10.3
Contingent consideration	28.7	0.6
Total Liabilities	32.2	10.9
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	301.6	1,081.7
Investments in mutual funds, unit trusts and other similar instruments	36.3	32.9
Total Assets	337.9	1,114.6
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	42.6	31.9
Derivative contracts	40.1	4.5
Total Assets	82.7	36.4
Liabilities
Derivative contracts	3.5	10.3
Total Liabilities	3.5	10.3
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.6	5.4
Total Assets	4.6	5.4
Liabilities
Contingent consideration	28.7	0.6
Total Liabilities	$ 28.7	$ 0.6

Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 36.6	$ 36.6
Cost Basis	31.4	32.9
Gross Unrealized Gains	5.9	4.3
Gross Unrealized Losses	0.7	0.6
Trading Securities	4.3	1.7
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	32	31.2
Cost Basis	26.1	26.9
Gross Unrealized Gains	5.9	4.3
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.6	5.4
Cost Basis	5.3	6
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.7	$ 0.6

Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Auction Rate Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning Balance	$ 5.4	$ 5.7
Total impairment losses included in earnings		(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4
Ending Balance	4.6	5.4
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0.6	0
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	0
Change in Fair Value Included In Earnings	5.2	0
Currency Translation	0.1	0
Ending Balance	$ 28.7	$ 0.6

Fair Value Measurements, Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivatives
Notional Amount Of Derivatives	$ 1,780,000,000		$ 1,240,000,000
Fair Value - Assets
Derivatives Designated as Hedging Instruments	37,300,000
Total derivatives	40,100,000		4,500,000
Fair Value - Liabilities
Total derivatives	3,500,000		10,300,000
Derivatives Designated as Fair Value Hedges | Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) Recognized	20,300,000	[1]	1,400,000	[1]
Interest Rate Swaps [Member]
Fair Value - Assets
Derivatives Designated as Hedging Instruments	37,300,000	[2]	0	[2]
Fair Value - Liabilities
Derivatives Designated as Hedging Instruments	0	[2]	9,500,000	[2]
Derivatives Not Designated as Fair Value Hedges | Foreign Currency Exchange Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) Recognized	35,800,000	[1]	(6,900,000)	[1]
Foreign Currency Exchange Contracts [Member]
Fair Value - Assets
Derivatives Not Designated as Hedging Instruments	2,800,000	[3]	4,500,000	[3]
Fair Value - Liabilities
Derivatives Not Designated as Hedging Instruments	$ 3,500,000	[3]	$ 800,000	[3]

[1]	Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsettinglosses and gains on the underlying transactions.
[2]	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
[3]	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Fair Value of Other Instruments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 7.4	$ 6.8
Notes Receivable - Fair Value	7.4	6.8
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	2,137.1	2,181.5
Debt Obligations - Fair Value	2,292	2,562.2
Convertible obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	327.9	657.9
Debt Obligations - Fair Value	461.4	992
Senior notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	1,784.9	989.6
Debt Obligations - Fair Value	1,806.3	1,016.1
Senior subordinated notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	0	500
Debt Obligations - Fair Value	0	520.1
Other debt obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	24.3	34
Debt Obligations - Fair Value	$ 24.3	$ 34

Supplemental Cash Flow Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental Cash Flow Information Details [Abstract]
Cash Paid For Interest	$ 82.5	$ 99.7	$ 129.5
Cash Paid For Income Taxes	370.4	329.8	292.1
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	805	825.3	265.7
Cash paid for acquired businesses and product lines	(651.5)	(623.7)	(204.9)
Liabilities assumed of acquired businesses and product lines	153.5	201.6	60.8
Conversion of convertible debt			2.8
Issuance of restricted stock	1.4	1.1	21.9
Issuance of stock upon vesting of restricted stock units	$ 16.3	$ 7	$ 20.1

Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring and Other Costs, Net Details [Abstract]
Identified Future Restructuring Costs	$ 35								$ 35
Restructuring And Related Cost [Line Items]
Cost of Revenues									16	6.7	1.5
Selling, General and Administrative Expenses									3	1.5	0
Restructuring and Other Costs, Net									60.4	59.2	35.4
Total Restructuring and Other Costs, Net	30.8	13.3	11.7	23.6	29.1	13.8	12.4	12.1	79.4	67.4	36.9
Restructuring and Related Costs, Non-Cash Costs (Income), Net									27	(1)	(2)
Analytical Technologies [Member]
Restructuring And Related Cost [Line Items]
Cost of Revenues									11.2	4.7	0.7
Selling, General and Administrative Expenses									14.1	2.1
Restructuring and Other Costs, Net									36.6	35.6	41.6
Total Restructuring and Other Costs, Net									61.9	42.4	42.3
Restructuring and Related Costs, Cash Costs									18.9	40.2	23.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net										(4.6)	18.5
Loss (Gain) on Sale of Business(es), Net											2.9
Asset Writedowns											1
Loss (Gain) on Pension Plan Curtailment										2.5
Loss (Gain) on Litigation-related Matters											5
Impairment of Acquisition-related Intangible Assets									17.7		7
In-process Research and Development Write-off											2.6
Analytical Technologies [Member] | Severance [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									13.1	29.8	13.7
Restructuring Severance Headcount									170	520	500
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									3	5.5	6
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									2.8	4.9	3.4
Laboratory Products and Services [Member]
Restructuring And Related Cost [Line Items]
Cost of Revenues									4.8	2	0.8
Selling, General and Administrative Expenses									(0.2)	(0.6)
Restructuring and Other Costs, Net									23.4	21.7	8.9
Total Restructuring and Other Costs, Net									28	23.1	9.7
Restructuring and Related Costs, Cash Costs									14.3	17.9	11.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net									9.1	3.8	(2.2)
Loss (Gain) on Sale of Property, Plant and Equipment, Net										3.8
Laboratory Products and Services [Member] | Severance [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									5.1	13.9	8.5
Restructuring Severance Headcount									80	370	380
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									4	1.1	0.8
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									5.2	2.9	1.8
Corporate [Member]
Restructuring And Related Cost [Line Items]
Selling, General and Administrative Expenses									(10.9)	0
Restructuring and Other Costs, Net									0.4	1.9	(15.1)
Total Restructuring and Other Costs, Net									(10.5)	1.9	(15.1)
Restructuring and Related Costs, Cash Costs										2.1	3.3
Loss (Gain) on Sale of Property, Plant and Equipment, Net										(0.2)	(1.7)
Asset Writedowns											2.5
Loss (Gain) on Pension Plan Curtailment											$ (19.2)

Restructuring Reserves (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pre-2009 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 7.1	$ 20.8	$ 19.4
Costs incurred	2.1	9.5	40.1
Reserves reversed	(0.5)	(1)	(2.6)
Payments	(5)	(22.2)	(35.6)
Currency translation	(0.3)	0	(0.5)
Ending balance	3.4	7.1	20.8
Pre-2009 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.5	12.4	11
Costs incurred	0.2	4	25.4
Reserves reversed	(0.1)	(0.5)	(0.6)
Payments	(1.7)	(13.4)	(23.2)
Currency translation	(0.3)	0	(0.2)
Ending balance	0.6	2.5	12.4
Pre-2009 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.3	6.2	4.7
Costs incurred	1.8	3.4	8.9
Reserves reversed	(0.4)	(0.3)	(0.9)
Payments	(2.9)	(5.1)	(6.3)
Currency translation	0	0.1	(0.2)
Ending balance	2.8	4.3	6.2
Pre-2009 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.3	2.2	3.7
Costs incurred	0.1	2.1	5.8
Reserves reversed	0	(0.2)	(1.1)
Payments	(0.4)	(3.7)	(6.1)
Currency translation	0	(0.1)	(0.1)
Ending balance	0	0.3	2.2
2009 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	23.8
Costs incurred	18.5	56
Reserves reversed	(3)	(4.3)
Payments	(28.3)	(28.3)
Currency translation	(0.9)	0.4
Ending balance	10.1	23.8
2009 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	19.7
Costs incurred	9.6	43.7
Reserves reversed	(2.2)	(2.7)
Payments	(18.7)	(21.2)
Currency translation	(0.8)	(0.1)
Ending balance	7.6	19.7
2009 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.3
Costs incurred	4	6.3
Reserves reversed	(0.4)	(1.5)
Payments	(3.5)	(2.8)
Currency translation	0	0.3
Ending balance	2.4	2.3
2009 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1.8
Costs incurred	4.9	6
Reserves reversed	(0.4)	(0.1)
Payments	(6.1)	(4.3)
Currency translation	(0.1)	0.2
Ending balance	0.1	1.8
2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	16.5
Payments	(13.8)
Currency translation	0.1
Ending balance	2.8
2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	11
Payments	(8.9)
Currency translation	0.1
Ending balance	2.2
2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	1.8
Payments	(1.4)
Currency translation	0.1
Ending balance	0.5
2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	3.7
Payments	(3.5)
Currency translation	(0.1)
Ending balance	$ 0.1
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2011
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2016
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2011

Discontinued Operations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations Details [Abstract]
Discontinued Operation Gain (Loss) on Disposal, Net of Tax	$ 2.5	$ (1)	$ 5.5

Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Information Details [Abstract]
Revenues	$ 2,718.9	$ 2,628.7	$ 2,595.7	$ 2,626.9	$ 2,784.1	$ 2,481.2	$ 2,433.9	$ 2,212.4	$ 10,570.2	$ 9,911.6	$ 10,313.2
Gross Profit	1,120.4	1,061.5	1,048.9	1,066.4	1,102.6	978.6	956.2	860.4
Income from Continuing Operations	284.9	258.8	228.7	224.6	265.2	213.5	199.1	145.4	997	823.2	954
Net Income	297.5	268.5	237.3	232.3	273.3	221.2	206.9	148.9	1,035.6	850.3	980.9
Earnings per Share from Continuing Operations:
Basic	$ 0.72	$ 0.65	$ 0.56	$ 0.55	$ 0.65	$ 0.52	$ 0.48	$ 0.35	$ 2.47	$ 2	$ 2.28
Diluted	$ 0.71	$ 0.64	$ 0.55	$ 0.54	$ 0.63	$ 0.51	$ 0.47	$ 0.34	$ 2.44	$ 1.95	$ 2.19
Earnings per Share:
Basic	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 0.67	$ 0.54	$ 0.5	$ 0.36	$ 2.57	$ 2.06	$ 2.34
Diluted	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 0.65	$ 0.53	$ 0.49	$ 0.35	$ 2.53	$ 2.01	$ 2.25
Total Restructuring and Other Costs (Income), Net	30.8	13.3	11.7	23.6	29.1	13.8	12.4	12.1	79.4	67.4	36.9
Income (Loss) from Discontinued Operations, Net of Tax	$ 12.6	$ 9.7	$ 8.6	$ 7.7	$ 8.1	$ 7.7	$ 7.8	$ 3.5

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 22, 2011	Feb. 22, 2011 Issuance of Debt [Member]	Feb. 22, 2011 Issuance of Debt [Member] 2.05% Senior Notes Due 2014 [Member]	Feb. 22, 2011 Issuance of Debt [Member] 3.20% Senior Notes due 2016 [Member]	Feb. 22, 2011 Issuance of Debt [Member] 4.50% Senior Notes due 2021 [Member]	Dec. 31, 2010 Sale of Businesses [Member]	Dec. 31, 2009 Sale of Businesses [Member]	Dec. 31, 2008 Sale of Businesses [Member]	Apr. 04, 2011 Sale of Businesses [Member] Lancaster Laboratories [Member]	Apr. 04, 2011 Sale of Businesses [Member] Athena Diagnostics [Member]
Sale of Businesses [Abstract]
Proceeds from sale of businesses, net of cash divested	$ 0	$ 4.4	$ 3.5									$ 180	$ 740
Escrowed Proceeds From Sale of Business												20
Revenues									226.2	205.3	190.5
Pre-tax Income									58.9	46.6	35.1
Other Current Assets									64.8	54.6
Other Assets									451	468.5
Other Accrued Expenses									17.6	16.5
Other Long-term Liabilities									58.4	62.8
Issuance of Debt [Abstract]
Face Amount Issued					2,200	300	900	1,000
Debt Instrument, Interest Rate, Stated Percentage						2.05%	3.20%	4.50%
Notional Amount of Interest Rate Swap						$ 300
Interest Rate Swap, Description Of Variable Rate Basis						six-month USD LIBOR
Interest Rate Swap, Basis Spread On Variable Rate						0.41%
Interest Rate Swap, Variable Interest Rate						0.88%
Interest Rate Swap, Fixed Interest Rate						2.05%
Debt Subject To Mandatory Redemption, Redemption Price				101.00%

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs (Income), Net	$ 27	$ (1)	$ (2)
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	46.4	41.9	45.1
Provision Charged to Expense	2	7.3	4.6
Accounts Recovered	0.3	1	0.1
Deductions	(10.1)	(6.3)	(7.6)
Other Adjustments	0.6	2.5	(0.3)
Balance at End of Year	39.2	46.4	41.9
Accrued Restructuing Costs
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	30.9	20.8	19.4
Provision Charged to Expense	33.6	60.2	37.5
Deductions	(47.1)	(50.5)	(35.6)
Other Adjustments	(1.1)	0.4	(0.5)
Balance at End of Year	$ 16.3	$ 30.9	$ 20.8